Vanguard ESG International Stock ETF

Schedule of Investments (unaudited)
As of November 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)1
Australia (4.9%)
Commonwealth Bank of Australia	53,055	2,903
CSL Ltd.	14,186	2,722
Westpac Banking Corp.	106,026	1,769
National Australia Bank Ltd.	82,831	1,452
Australia & New Zealand Banking Group Ltd.	85,682	1,439
Macquarie Group Ltd.	9,221	862
Transurban Group	78,988	821
Goodman Group	60,378	605
Newcrest Mining Ltd.	26,909	560
Amcor plc	48,913	504
Brambles Ltd.	54,055	460
Scentre Group	168,368	448
ASX Ltd.	8,032	444
Insurance Australia Group Ltd.	79,447	425
QBE Insurance Group Ltd.	48,376	416
Suncorp Group Ltd.	42,685	387
Telstra Corp. Ltd.	140,705	368
Sonic Healthcare Ltd.	17,854	364
Cochlear Ltd.	2,277	361
Fortescue Metals Group Ltd.	54,610	360
James Hardie Industries plc	17,821	349
Dexus	42,116	348
APA Group	44,696	333
GPT Group	79,945	332
Orica Ltd.	19,680	317
Ramsay Health Care Ltd.	6,097	301
Lendlease Group	22,912	300
SEEK Ltd.	19,000	298
Sydney Airport	46,268	288
Caltex Australia Ltd.	12,094	283
Medibank Pvt Ltd.	117,456	259
Vicinity Centres	142,473	258
Computershare Ltd.	20,472	246
Alumina Ltd.	145,006	227
BlueScope Steel Ltd.	22,982	226
Downer EDI Ltd.	39,131	222
Orora Ltd.	97,606	213
Incitec Pivot Ltd.	95,054	208
Bendigo & Adelaide Bank Ltd.	30,224	205
AMP Ltd.	134,927	179
Boral Ltd.	49,291	172
Mirvac Group	73,584	168
Northern Star Resources Ltd.	24,630	160
Stockland	45,014	154
^ Bank of Queensland Ltd.	28,030	149
* Afterpay Touch Group Ltd.	6,627	142
Challenger Ltd.	23,769	131
Atlas Arteria Ltd.	24,033	124
Aurizon Holdings Ltd.	29,223	114

Magellan Financial Group Ltd.	2,762	98
* Xero Ltd.	1,338	74
Evolution Mining Ltd.	25,648	68
* Saracen Mineral Holdings Ltd.	30,085	63
ALS Ltd.	9,769	60
Ansell Ltd.	2,932	59
REA Group Ltd.	810	57
Charter Hall Group	7,728	56
JB Hi-Fi Ltd.	2,216	56
nib holdings Ltd.	11,992	55
Qantas Airways Ltd.	10,685	53
Qube Holdings Ltd.	22,597	51
Iluka Resources Ltd.	7,225	47
Cromwell Property Group	55,723	46
Shopping Centres Australasia Property Group	24,723	45
2 Viva Energy Group Ltd.	29,194	45
carsales.com Ltd.	3,967	44
Regis Resources Ltd.	13,682	44
Domino's Pizza Enterprises Ltd.	1,210	43
Altium Ltd.	1,715	42
AusNet Services	34,110	40
OZ Minerals Ltd.	5,624	40
Independence Group NL	9,793	39
CIMIC Group Ltd.	1,699	39
Steadfast Group Ltd.	15,232	37
St. Barbara Ltd.	20,175	36
Link Administration Holdings Ltd.	8,893	35
Appen Ltd.	2,096	35
Pendal Group Ltd.	5,946	34
Metcash Ltd.	16,281	33
CSR Ltd.	10,256	33
Harvey Norman Holdings Ltd.	11,121	32
Premier Investments Ltd.	2,430	32
Cleanaway Waste Management Ltd.	22,390	32
Reliance Worldwide Corp. Ltd.	11,532	32
IOOF Holdings Ltd.	5,818	31
Flight Centre Travel Group Ltd.	1,027	31
Bapcor Ltd.	6,578	30
IRESS Ltd.	3,425	30
* NEXTDC Ltd.	6,393	29
IDP Education Ltd.	2,294	28
TPG Telecom Ltd.	5,848	28
Nine Entertainment Co. Holdings Ltd.	22,766	27
Monadelphous Group Ltd.	2,354	26
Breville Group Ltd.	2,187	25
Mineral Resources Ltd.	2,416	25
Perpetual Ltd.	906	24
Sims Metal Management Ltd.	3,306	24
* Vocus Group Ltd.	10,984	24
* GrainCorp Ltd. Class A	4,098	23
Credit Corp. Group Ltd.	981	22
* Resolute Mining Ltd.	27,652	22
WiseTech Global Ltd.	1,165	21
* Nufarm Ltd.	6,358	21
Technology One Ltd.	3,371	21
Adelaide Brighton Ltd.	8,530	20
IPH Ltd.	3,562	20

*	Lynas Corp. Ltd.	13,034	19
	Abacus Property Group	7,284	19
	Perenti Global Ltd.	14,365	19
	GUD Holdings Ltd.	2,503	19
	Rural Funds Group	14,574	18
	National Storage REIT	13,356	17
	Southern Cross Media Group Ltd.	26,454	17
	NRW Holdings Ltd.	8,414	17
	Webjet Ltd.	1,973	17
*	nearmap Ltd.	8,760	17
*	Perseus Mining Ltd.	27,507	16
	Pro Medicus Ltd.	916	15
	Clinuvel Pharmaceuticals Ltd.	794	15
*	Gold Road Resources Ltd.	18,844	14
	Corporate Travel Management Ltd.	1,020	14
	Healius Ltd.	6,810	14
	Platinum Asset Management Ltd.	4,754	14
*	Nanosonics Ltd.	2,892	13
	Bingo Industries Ltd.	5,636	11
	Domain Holdings Australia Ltd.	4,494	11
	Costa Group Holdings Ltd.	5,932	10
	SeaLink Travel Group Ltd.	2,879	10
	InvoCare Ltd.	1,072	10
	Super Retail Group Ltd.	1,274	9
	Mount Gibson Iron Ltd.	15,479	8
	Infigen Energy	17,920	8
*	Westgold Resources Ltd.	5,766	8
	Collins Foods Ltd.	1,100	8
*	Mesoblast Ltd.	5,919	7
	Vita Group Ltd.	9,868	7
	G8 Education Ltd.	5,178	7
	Blackmores Ltd.	119	7
	Western Areas Ltd.	3,185	6
	Elders Ltd.	1,368	6
	Lovisa Holdings Ltd.	728	6
	McMillan Shakespeare Ltd.	588	6
*	Liquefied Natural Gas Ltd.	43,430	6
	Service Stream Ltd.	3,335	6
*	Dacian Gold Ltd.	5,937	6
	Accent Group Ltd.	4,783	5
	Sigma Healthcare Ltd.	11,549	5
*	Myer Holdings Ltd.	14,953	5
	FlexiGroup Ltd.	3,882	5
	GWA Group Ltd.	2,234	5
	Netwealth Group Ltd.	852	5
§	Aveo Group	3,350	5
*	Emeco Holdings Ltd.	3,482	5
*	Mayne Pharma Group Ltd.	14,606	5
	Aurelia Metals Ltd.	15,765	5
*	Bellamy's Australia Ltd.	507	5
*	Pact Group Holdings Ltd.	2,475	4
	Eclipx Group Ltd.	3,881	4
*	Orocobre Ltd.	2,419	4
	Bega Cheese Ltd.	1,592	4
	HUB24 Ltd.	546	4
*,^ Pilbara Minerals Ltd.		19,643	4
	Sandfire Resources NL	1,019	4

Decmil Group Ltd.	3,820	2
* Syrah Resources Ltd.	6,123	1
SpeedCast International Ltd.	2,489	1
		27,107
Austria (0.2%)
Erste Group Bank AG	11,516	412
Raiffeisen Bank International AG	7,741	182
2 BAWAG Group AG	1,599	64
Wienerberger AG	2,114	58
Verbund AG	986	51
CA Immobilien Anlagen AG	1,176	48
IMMOFINANZ AG	1,648	45
UNIQA Insurance Group AG	4,150	41
ANDRITZ AG	852	33
Oesterreichische Post AG	888	32
Telekom Austria AG Class A	3,162	26
Lenzing AG	258	25
DO & CO AG	177	16
Schoeller-Bleckmann Oilfield Equipment AG	215	12
* Zumtobel Group AG	1,379	11
		1,056
Belgium (0.7%)
KBC Group NV	9,409	685
Ageas	7,902	474
Solvay SA Class A	3,322	381
UCB SA	4,576	371
Ackermans & van Haaren NV	1,821	274
Proximus SADP	8,790	265
* Argenx SE	1,781	264
KBC Ancora	4,586	225
Groupe Bruxelles Lambert SA	1,130	115
Aedifica SA	618	75
Cofinimmo SA	409	60
Gimv NV	870	53
Elia System Operator SA/NV	601	50
Barco NV	159	37
* Telenet Group Holding NV	757	34
Colruyt SA	593	31
D'ieteren SA/NV	450	29
Ontex Group NV	1,398	27
bpost SA	1,995	24
Melexis NV	300	22
Euronav NV	1,897	21
Kinepolis Group NV	303	20
* AGFA-Gevaert NV	3,906	20
* Tessenderlo Chemie NV (Voting Shares)	292	10
Econocom Group SA/NV	3,447	9
Montea C.V.A	69	6
Bekaert SA	209	5
* Mithra Pharmaceuticals SA	173	5
* Ion Beam Applications	151	2
		3,594
Brazil (1.8%)
Itau Unibanco Holding SA Preference Shares	130,300	1,065
Banco Bradesco SA Preference Shares	117,445	927
B3 SA - Brasil Bolsa Balcao	59,980	674

Lojas Renner SA	29,520	361
Itausa - Investimentos Itau SA Preference Shares	97,700	304
Banco do Brasil SA	24,700	278
Magazine Luiza SA	25,357	271
Localiza Rent a Car SA	18,965	199
Suzano SA	21,700	195
Banco Bradesco SA	26,020	190
IRB Brasil Resseguros S/A	21,320	187
BR Malls Participacoes SA	49,400	184
Raia Drogasil SA	5,616	150
BB Seguridade Participacoes SA	18,300	149
* BRF SA	17,176	148
* Rumo SA	25,000	143
Ultrapar Participacoes SA	27,000	137
Cia de Saneamento Basico do Estado de Sao Paulo	10,000	134
Lojas Americanas SA	33,916	131
Notre Dame Intermedica Participacoes SA	9,695	129
CCR SA	30,184	123
Petrobras Distribuidora SA	17,314	114
Banco BTG Pactual SA	6,921	114
Hypera SA	14,300	113
Telefonica Brasil SA Preference Shares	8,500	112
Gerdau SA Preference Shares	27,400	110
Equatorial Energia SA	21,500	105
Cogna Educacao	42,900	105
WEG SA	14,900	105
Banco Santander Brasil SA	9,900	103
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	4,900	92
Cia Energetica de Minas Gerais	26,110	91
* Azul SA Prior Preference Shares.	7,300	91
Natura Cosmeticos SA	10,000	78
Klabin SA	17,900	75
* B2W Cia Digital	5,555	73
YDUQS Part	7,300	71
Sul America SA	5,700	71
TOTVS SA	4,147	62
TIM Participacoes SA	18,900	61
Cosan SA	4,100	60
Transmissora Alianca de Energia Eletrica SA	8,900	59
Qualicorp Consultoria e Corretora de Seguros SA	6,600	55
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,400	53
Cielo SA	28,800	53
Cia Siderurgica Nacional SA	17,200	52
Bradespar SA Preference Shares	5,900	48
Lojas Americanas SA Preference Shares	8,900	47
Light SA	9,200	44
Cia Energetica de Sao Paulo Preference Shares	6,200	44
Alupar Investimento SA	7,100	43
* Alpargatas SA Preference Shares	5,400	40
Linx SA	5,300	39
Cia Paranaense de Energia	2,500	39
Multiplan Empreendimentos Imobiliarios SA	5,600	38
CVC Brasil Operadora e Agencia de Viagens SA	3,900	37
Cia de Saneamento do Parana Preference Shares	8,100	36
AES Tiete Energia SA	11,447	34
* Minerva SA	9,900	34
Engie Brasil Energia SA	3,000	34

Metalurgica Gerdau SA Preference Shares Class A	18,000	33
* BR Properties SA	10,882	33
Energisa SA	3,000	32
Anima Holding SA	6,000	32
BK Brasil Operacao e Assessoria a Restaurantes SA	7,700	30
Aliansce Sonae Shopping Centers SA	2,860	30
EDP - Energias do Brasil SA	6,300	30
LOG Commercial Properties e Participacoes SA	4,367	29
Construtora Tenda SA	5,000	28
Cia Energetica de Minas Gerais Preference Shares	9,100	28
Iguatemi Empresa de Shopping Centers SA	2,500	28
Direcional Engenharia SA	10,100	28
* Cosan Logistica SA	5,400	27
Wiz Solucoes e Corretagem de Seguros SA	8,500	25
MRV Engenharia e Participacoes SA	6,000	25
Santos Brasil Participacoes SA	14,700	25
Braskem SA Preference Shares	3,700	24
Cia de Saneamento de Minas Gerais-COPASA	1,500	24
Porto Seguro SA	1,700	24
Atacadao SA	5,300	23
Sao Martinho SA	4,700	23
Fleury SA	3,400	23
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	4,200	22
Mahle-Metal Leve SA	3,600	21
Duratex SA	6,100	21
* Gol Linhas Aereas Inteligentes SA Preference Shares	2,500	20
* Via Varejo SA	9,600	20
Cia Hering	2,700	20
* EcoRodovias Infraestrutura e Logistica SA	5,700	19
Cia de Saneamento do Parana	900	19
Tupy SA	3,800	18
Banco do Estado do Rio Grande do Sul SA Preference Shares	3,700	18
Arezzo Industria e Comercio SA	1,200	18
2 Banco Inter SA Preference Shares	4,800	17
Camil Alimentos SA	9,400	16
Cia de Locacao das Americas	3,900	16
* Marfrig Global Foods SA	6,100	15
Ez Tec Empreendimentos e Participacoes SA	1,500	15
* Even Construtora e Incorporadora SA	5,100	15
Cia Paranaense de Energia Preference Shares	1,000	15
Alliar Medicos A Frente SA	3,300	15
Odontoprev SA	3,700	14
2 Ser Educacional SA	2,500	14
Movida Participacoes SA	3,400	13
Randon Participacoes SA Preference Shares	5,100	13
M Dias Branco SA	1,600	13
Instituto Hermes Pardini SA	2,000	12
Banco Inter SA	1,000	11
Marcopolo SA Preference Shares	12,600	10
Usinas Siderurgicas de Minas Gerais SA Preference Shares	4,400	9
Iochpe Maxion SA	1,100	5
SLC Agricola SA	1,000	4
Unipar Carbocloro SA Preference Shares	583	4
Smiles Fidelidade SA	500	4
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	1,000	3
		9,787

Canada (7.7%)
Royal Bank of Canada	42,795	3,498
Toronto-Dominion Bank	54,439	3,146
Enbridge Inc.	61,827	2,347
Bank of Nova Scotia	35,753	2,006
Canadian National Railway Co. (Toronto Shares)	21,187	1,929
TC Energy Corp.	29,365	1,495
Bank of Montreal	18,126	1,394
Manulife Financial Corp.	60,345	1,187
Canadian Imperial Bank of Commerce	12,807	1,112
Canadian Pacific Railway Ltd.	4,484	1,068
* Shopify Inc. Class A	3,143	1,058
Nutrien Ltd.	18,247	865
Alimentation Couche-Tard Inc. Class B	25,384	834
Sun Life Financial Inc.	18,033	824
Waste Connections Inc.	8,264	748
* CGI Inc.	8,381	697
Pembina Pipeline Corp.	19,015	665
Magna International Inc.	10,140	558
Rogers Communications Inc. Class B	11,414	551
Agnico Eagle Mines Ltd.	9,208	549
National Bank of Canada	10,241	547
Fortis Inc.	13,479	528
Intact Financial Corp.	5,012	517
Franco-Nevada Corp.	4,961	487
Open Text Corp.	10,950	477
Wheaton Precious Metals Corp.	16,226	449
Thomson Reuters Corp.	6,321	446
Fairfax Financial Holdings Ltd.	950	432
Shaw Communications Inc. Class B	20,294	422
Restaurant Brands International Inc. (XTSE)	6,314	414
Loblaw Cos. Ltd.	6,820	366
RioCan REIT	16,957	348
Algonquin Power & Utilities Corp.	24,901	348
Canadian Apartment Properties REIT	8,157	340
BCE Inc.	6,940	333
Dollarama Inc.	8,802	323
H&R REIT	18,662	304
2 Hydro One Ltd.	15,623	295
George Weston Ltd.	3,634	294
Kirkland Lake Gold Ltd.	6,940	291
Gildan Activewear Inc.	9,400	274
CAE Inc.	10,020	270
CCL Industries Inc. Class B	6,245	269
* Bausch Health Cos. Inc.	9,487	268
Granite REIT	5,070	262
Toromont Industries Ltd.	4,881	253
Empire Co. Ltd.	9,429	253
Canadian Tire Corp. Ltd. Class A	2,109	245
Choice Properties REIT	23,353	242
Saputo Inc.	7,855	238
Ritchie Bros Auctioneers Inc.	5,523	238
Atco Ltd.	6,195	234
Chartwell Retirement Residences	21,092	231
First Quantum Minerals Ltd.	22,737	211
Power Financial Corp.	8,536	208
* Kinross Gold Corp.	47,976	207

Metro Inc.	4,633	203
Finning International Inc.	10,894	198
iA Financial Corp. Inc.	3,851	198
Emera Inc.	4,524	186
CI Financial Corp.	11,656	183
Lundin Mining Corp.	30,920	167
Canadian Utilities Ltd. Class A	5,537	163
Great-West Lifeco Inc.	5,469	138
* BlackBerry Ltd.	22,453	125
* Bombardier Inc. Class B	81,528	122
TELUS Corp.	3,065	116
* Canada Goose Holdings Inc.	2,639	101
* Detour Gold Corp.	4,452	81
* Air Canada Class B	2,000	75
SmartCentres REIT	2,900	70
B2Gold Corp.	18,700	69
Yamana Gold Inc.	18,800	67
* Descartes Systems Group Inc.	1,500	64
Dream Global REIT	5,000	63
TMX Group Ltd.	784	63
Boyd Group Income Fund	400	60
Element Fleet Management Corp.	6,600	57
First Capital Realty Inc.	3,300	54
Quebecor Inc. Class B	2,100	52
Methanex Corp.	1,394	52
* IAMGOLD Corp.	14,370	52
Northview Apartment REIT	2,200	50
Keyera Corp.	2,027	49
Canadian Western Bank	1,800	48
FirstService Corp.	500	48
Innergex Renewable Energy Inc.	3,700	48
Colliers International Group Inc.	600	43
IGM Financial Inc.	1,500	43
Cominar REIT	4,000	43
BRP Inc.	836	41
Alamos Gold Inc. Class A	7,300	41
* Kinaxis Inc.	500	40
Boardwalk REIT	1,000	37
* NovaGold Resources Inc.	5,100	36
* First Majestic Silver Corp.	3,260	35
* Alacer Gold Corp.	6,208	34
Genworth MI Canada Inc.	800	34
Maple Leaf Foods Inc.	1,800	33
West Fraser Timber Co. Ltd.	756	33
Premium Brands Holdings Corp.	500	33
WestJet Airlines Ltd.	1,400	32
Gibson Energy Inc.	1,700	32
* SSR Mining Inc.	2,000	31
Superior Plus Corp.	3,300	31
* Ivanhoe Mines Ltd.	10,700	28
Laurentian Bank of Canada	800	28
Eldorado Gold Corp.	3,524	28
* Home Capital Group Inc. Class B	1,000	26
Cogeco Communications Inc.	300	26
* Pretium Resources Inc.	2,568	25
AltaGas Ltd.	1,594	24
Norbord Inc.	800	23

Osisko Gold Royalties Ltd.	2,500	22
* Torex Gold Resources Inc.	1,400	21
Cineplex Inc.	1,100	21
OceanaGold Corp.	10,300	20
Corus Entertainment Inc. Class B	4,379	19
Hudbay Minerals Inc.	5,200	17
* Celestica Inc.	2,100	16
NFI Group Inc.	800	16
* Canfor Corp.	1,300	15
Transcontinental Inc. Class A	1,400	15
* Endeavour Mining Corp.	800	15
ECN Capital Corp.	3,629	12
* SEMAFO Inc.	5,600	12
Winpak Ltd.	300	11
Restaurant Brands International Inc. (XNYS)	171	11
Cascades Inc.	1,000	9
Enerflex Ltd.	1,000	9
ShawCor Ltd.	800	8
Pason Systems Inc.	700	7
Martinrea International Inc.	700	7
Hudson's Bay Co.	774	6
Secure Energy Services Inc.	1,400	4
Mullen Group Ltd.	700	4
* Precision Drilling Corp.	3,500	4
		42,578
Chile (0.2%)
Enel Americas SA	928,112	178
Banco Santander Chile	2,334,918	125
Empresas COPEC SA	11,736	93
Latam Airlines Group SA	8,680	92
Banco de Chile	884,659	90
SACI Falabella	19,075	77
Empresas CMPC SA	34,013	74
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	2,738	64
Enel Chile SA	683,675	50
Cencosud SA	37,907	46
Parque Arauco SA	14,965	32
Banco de Credito e Inversiones SA	704	30
* Empresa Nacional de Telecomunicaciones SA	3,765	23
Itau CorpBanca	4,570,258	22
* Cia Sud Americana de Vapores SA	662,004	22
Colbun SA	144,982	21
Inversiones Aguas Metropolitanas SA	20,849	20
Aguas Andinas SA Class A	49,742	20
Engie Energia Chile SA	14,692	18
Salfacorp SA	33,800	17
Ripley Corp. SA	34,664	15
CAP SA	1,975	13
SONDA SA	12,795	11
Empresas Tricot SA	8,695	5
Besalco SA	3,622	2
		1,160
China (5.9%)
* Alibaba Group Holding Ltd. ADR	43,848	8,770
Tencent Holdings Ltd.	172,700	7,287
China Mobile Ltd.	153,500	1,157

*	Baidu Inc. ADR	8,820	1,045
*	JD.com Inc. ADR	24,692	806
*	New Oriental Education & Technology Group Inc. ADR	4,434	537
	China Overseas Land & Investment Ltd.	158,000	530
*	TAL Education Group ADR	11,554	511
	China Resources Land Ltd.	114,000	494
	Shenzhou International Group Holdings Ltd.	31,100	410
	Sunac China Holdings Ltd.	81,000	395
	Sunny Optical Technology Group Co. Ltd.	22,200	363
	ANTA Sports Products Ltd.	37,000	348
	PICC Property & Casualty Co. Ltd.	300,000	347
*,2 Wuxi Biologics Cayman Inc.		30,638	346
	Geely Automobile Holdings Ltd.	177,000	331
	Country Garden Holdings Co. Ltd.	237,000	330
	ENN Energy Holdings Ltd.	29,600	322
	China Conch Venture Holdings Ltd.	82,000	319
	Sino Biopharmaceutical Ltd.	243,000	314
2	Longfor Group Holdings Ltd.	74,000	303
*	BeiGene Ltd. ADR	1,308	266
	ZTO Express Cayman Inc. ADR	12,246	261
	Hengan International Group Co. Ltd.	39,000	257
	Shimao Property Holdings Ltd.	67,000	243
	China National Building Material Co. Ltd.	242,000	234
*	58.com Inc. ADR	3,644	224
*	China Evergrande Group	91,000	217
	China Unicom Hong Kong Ltd.	250,000	214
	Sinopharm Group Co. Ltd.	64,400	213
	China Telecom Corp. Ltd.	558,000	211
*	Vipshop Holdings Ltd. ADR	16,238	208
	Far East Horizon Ltd.	217,000	197
	China Taiping Insurance Holdings Co. Ltd.	79,200	183
	Li Ning Co. Ltd.	50,000	160
	China Cinda Asset Management Co. Ltd.	738,000	154
	Momo Inc. ADR	4,068	152
*	Autohome Inc. ADR	2,204	150
*,2 3SBio Inc.		100,500	145
*	YY Inc. ADR	2,211	141
2	China Resources Pharmaceutical Group Ltd.	150,000	131
2	People's Insurance Co. Group of China Ltd.	295,000	118
	Kingdee International Software Group Co. Ltd.	119,000	118
	Zhuzhou CRRC Times Electric Co. Ltd.	32,700	112
	China Resources Gas Group Ltd.	18,000	100
	Guangdong Investment Ltd.	42,000	87
*	Alibaba Health Information Technology Ltd.	68,000	77
	Yihai International Holding Ltd.	12,000	76
	Haier Electronics Group Co. Ltd.	26,000	72
*	GDS Holdings Ltd. ADR	1,272	60
	China Jinmao Holdings Group Ltd.	88,000	59
*	China Biologic Products Holdings Inc.	500	58
	Yangzijiang Shipbuilding Holdings Ltd.	70,500	53
	Dongfeng Motor Group Co. Ltd.	54,000	52
	Brilliance China Automotive Holdings Ltd.	48,000	50
	China Resources Cement Holdings Ltd.	38,000	46
	Beijing Enterprises Water Group Ltd.	92,000	45
	Shandong Weigao Group Medical Polymer Co. Ltd.	36,000	43
*	iQIYI Inc. ADR	2,100	40
	Huaneng Renewables Corp. Ltd.	104,000	40

*	Genscript Biotech Corp.	16,000	39
	China Aoyuan Group Ltd.	27,000	39
*	Kingsoft Corp. Ltd.	17,000	38
	Zhongsheng Group Holdings Ltd.	10,500	37
	Agile Group Holdings Ltd.	26,000	36
	Nine Dragons Paper Holdings Ltd.	33,000	34
*	Alibaba Group Holding Ltd.	1,300	33
	COSCO SHIPPING Ports Ltd.	40,000	33
	Seazen Group Ltd.	30,000	32
*	Canadian Solar Inc.	1,951	32
	China Medical System Holdings Ltd.	21,000	30
	Logan Property Holdings Co. Ltd.	20,000	29
	TravelSky Technology Ltd.	12,000	29
2	China Galaxy Securities Co. Ltd.	57,000	29
	Sino-Ocean Group Holding Ltd.	78,000	29
	Bosideng International Holdings Ltd.	60,000	29
*	Zai Lab Ltd. ADR	705	28
	China Lesso Group Holdings Ltd.	26,000	27
	China Everbright International Ltd.	36,000	27
	China Communications Services Corp. Ltd.	40,000	27
	BYD Electronic International Co. Ltd.	15,000	27
2	China Huarong Asset Management Co. Ltd.	175,000	25
2	Luye Pharma Group Ltd.	34,500	25
2	Haidilao International Holding Ltd.	6,000	25
	Yuexiu Property Co. Ltd.	118,000	25
	Beijing Capital International Airport Co. Ltd.	26,000	25
	Times China Holdings Ltd.	13,000	24
	Powerlong Real Estate Holdings Ltd.	42,000	24
	China Reinsurance Group Corp.	150,000	24
	Yuzhou Properties Co. Ltd.	50,000	23
	Haitian International Holdings Ltd.	10,000	22
	Fanhua Inc. ADR	804	22
	Zhaojin Mining Industry Co. Ltd.	21,000	22
	China Longyuan Power Group Corp. Ltd.	40,000	22
	China Tian Lun Gas Holdings Ltd.	24,500	22
	China Traditional Chinese Medicine Holdings Co. Ltd.	48,000	21
*	Q Technology Group Co. Ltd.	14,000	21
	China Oriental Group Co. Ltd.	50,000	21
*	BEST Inc. ADR	3,305	20
2	Fu Shou Yuan International Group Ltd.	23,000	20
	Sinotruk Hong Kong Ltd.	11,500	19
	Zhejiang Expressway Co. Ltd.	22,000	19
	Chinasoft International Ltd.	40,000	19
*	GOME Retail Holdings Ltd.	214,000	19
2	Genertec Universal Medical Group Co. Ltd.	27,000	19
	China Overseas Property Holdings Ltd.	30,000	18
2	Sinopec Engineering Group Co. Ltd.	31,000	18
	Kingboard Holdings Ltd.	6,500	18
	China SCE Group Holdings Ltd.	37,000	18
	China State Construction International Holdings Ltd.	22,000	17
*,2 ZhongAn Online P&C Insurance Co. Ltd.		4,900	17
	Zhenro Properties Group Ltd.	26,000	17
	China Yongda Automobiles Services Holdings Ltd.	23,000	17
	KWG Group Holdings Ltd.	15,000	16
	Digital China Holdings Ltd.	33,000	16
	Tong Ren Tang Technologies Co. Ltd.	19,000	16
	Kingboard Laminates Holdings Ltd.	14,500	16

	China Hongqiao Group Ltd.	31,000	16
2	BAIC Motor Corp. Ltd.	29,000	16
	China Maple Leaf Educational Systems Ltd.	46,000	16
*,^ Baozun Inc. ADR		410	16
	China Overseas Grand Oceans Group Ltd.	27,000	15
	Oshidori International Holdings Ltd.	114,000	15
	NetDragon Websoft Holdings Ltd.	6,500	15
	Ausnutria Dairy Corp. Ltd.	12,000	15
	Shenzhen International Holdings Ltd.	7,000	15
	Concord New Energy Group Ltd.	310,000	15
	AviChina Industry & Technology Co. Ltd.	32,000	15
	Sany Heavy Equipment International Holdings Co. Ltd.	29,000	15
	Xiamen International Port Co. Ltd.	95,089	14
	Shougang Concord International Enterprises Co. Ltd.	290,000	13
	Sinotrans Ltd.	41,000	13
2	Hua Hong Semiconductor Ltd.	7,000	12
	China Water Affairs Group Ltd.	16,000	12
*	Sogou Inc. ADR	2,400	12
*,2 China Literature Ltd.		3,000	11
*	COSCO Shipping International Singapore Co. Ltd.	51,300	11
2	A-Living Services Co. Ltd.	3,500	11
	Health & Happiness H&H International Holdings Ltd.	2,500	11
*,2 Tian Ge Interactive Holdings Ltd.		45,000	11
	Wisdom Education International Holdings Co. Ltd.	24,000	11
2	Qingdao Port International Co. Ltd.	18,000	11
	Colour Life Services Group Co. Ltd.	19,000	11
	Hangzhou Steam Turbine Co. Ltd. Class B	10,700	11
*	Sohu.com Ltd. ADR	1,025	10
*,2 Haichang Ocean Park Holdings Ltd.		81,000	10
2	China Everbright Greentech Ltd.	19,000	10
	Dawnrays Pharmaceutical Holdings Ltd.	58,000	10
	Greenland Hong Kong Holdings Ltd.	27,000	10
	Tianjin Port Development Holdings Ltd.	100,000	10
	China Power International Development Ltd.	46,000	10
	China Suntien Green Energy Corp. Ltd.	34,000	9
	Tiangong International Co. Ltd.	24,000	9
	Sihuan Pharmaceutical Holdings Group Ltd.	80,000	9
	Kaisa Group Holdings Ltd.	23,000	9
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	14,000	9
*	HengTen Networks Group Ltd.	600,000	9
2	China Railway Signal & Communication Corp. Ltd.	16,000	9
	Jiayuan International Group Ltd.	22,000	8
*	Bilibili Inc. ADR	482	8
2	China Merchants Securities Co. Ltd.	7,400	8
	China Resources Medical Holdings Co. Ltd.	14,500	8
	CIMC Enric Holdings Ltd.	14,000	8
	Ajisen China Holdings Ltd.	24,000	8
2	China Yuhua Education Corp. Ltd.	12,000	7
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	1,400	7
	China Agri-Industries Holdings Ltd.	14,000	7
*,2 Cogobuy Group		41,000	7
	China Grand Pharmaceutical and Healthcare Holdings Ltd.	12,000	7
2	Zhou Hei Ya International Holdings Co. Ltd.	10,500	7
*	21Vianet Group Inc. ADR	1,000	7
*,^ NIO Inc. ADR		2,915	7
	Greentown Service Group Co. Ltd.	6,000	7
2	CSC Financial Co. Ltd.	9,500	6

	Sinosoft Technology Group Ltd.	34,000	6
	Zhongyu Gas Holdings Ltd.	7,000	6
	Greatview Aseptic Packaging Co. Ltd.	13,000	6
*,2 China Logistics Property Holdings Co. Ltd.		15,000	6
	Launch Tech Co. Ltd.	13,800	6
2	Redco Properties Group Ltd.	10,000	6
*	JinkoSolar Holding Co. Ltd. ADR	312	6
	Lonking Holdings Ltd.	20,000	6
	Fufeng Group Ltd.	13,000	6
	Dongyue Group Ltd.	11,000	6
2	Legend Holdings Corp.	2,700	6
	Shandong Airlines Co. Ltd. Class B	5,000	5
	China Education Group Holdings Ltd.	4,000	5
	Skyworth Group Ltd.	20,000	5
	Qingling Motors Co. Ltd.	22,000	5
	Vinda International Holdings Ltd.	3,000	5
	Ronshine China Holdings Ltd.	4,500	5
	Xinhua Winshare Publishing and Media Co. Ltd.	7,000	5
*	Hi Sun Technology China Ltd.	30,000	5
	O-Net Technologies Group Ltd.	9,000	5
*	Leyou Technologies Holdings Ltd.	15,000	5
2	Shanghai Haohai Biological Technology Co. Ltd.	800	5
	Comba Telecom Systems Holdings Ltd.	20,000	5
	Xtep International Holdings Ltd.	9,000	5
*	GCL-Poly Energy Holdings Ltd.	153,000	4
*	Qudian Inc. ADR	900	4
*	Bitauto Holdings Ltd. ADR	300	4
	Skyfame Realty Holdings Ltd.	34,000	4
*	CAR Inc.	6,000	4
	SOHO China Ltd.	12,500	4
	China BlueChemical Ltd.	18,000	4
	Xingda International Holdings Ltd.	16,000	4
*	Kama Co. Ltd. Class B	9,200	4
*	Kasen International Holdings Ltd.	9,000	4
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	12,800	4
	Tianneng Power International Ltd.	6,000	4
	Consun Pharmaceutical Group Ltd.	7,000	4
	Shanghai Highly Group Co. Ltd. Class B	5,900	4
	China Dongxiang Group Co. Ltd.	34,000	4
*	Lifetech Scientific Corp.	22,000	4
	Huangshan Tourism Development Co. Ltd. Class B	4,400	4
	Tongda Group Holdings Ltd.	50,000	4
	China ZhengTong Auto Services Holdings Ltd.	13,000	4
	Texhong Textile Group Ltd.	3,500	4
	Shanghai Diesel Engine Co. Ltd. Class B	8,100	4
2	Yadea Group Holdings Ltd.	14,000	4
	JNBY Design Ltd.	2,500	3
*	Beijing Gas Blue Sky Holdings Ltd.	136,000	3
*	Wise Talent Information Technology Co. Ltd.	1,400	3
	Fang Holdings Ltd. ADR	1,680	3
*	China First Capital Group Ltd.	60,000	3
*	Times Neighborhood Holdings Ltd.	5,000	3
*	Noah Holdings Ltd. ADR	100	3
*	Beijing Enterprises Clean Energy Group Ltd.	280,000	3
*,§ Legend Holdings Corp. Rights		207	—
			32,780

Colombia (0.1%)
	Bancolombia SA Preference Shares	24,560	298
	Interconexion Electrica SA ESP	10,154	54
	Bancolombia SA	3,288	39
	Banco Davivienda SA Preference Shares	2,469	30
	Grupo Aval Acciones y Valores Preference Shares	73,540	29
	Corp Financiera Colombiana SA	1,554	13
			463
Czech Republic (0.0%)
	Komercni banka as	6,504	222

Denmark (1.3%)
	Novo Nordisk A/S Class B	50,539	2,841
	DSV PANALPINA A/S	6,476	705
	Vestas Wind Systems A/S	6,898	656
	Coloplast A/S Class B	5,195	614
*	Genmab A/S	2,359	550
	Novozymes A/S	7,425	355
	Chr Hansen Holding A/S	3,566	271
	GN Store Nord A/S	5,728	270
	ISS A/S	8,849	203
	Pandora A/S	3,319	134
	Ambu A/S Class B	6,022	104
	SimCorp A/S	611	65
*	Demant A/S	1,573	48
	Tryg A/S	1,641	47
	Jyske Bank A/S	1,228	41
	Topdanmark A/S	762	35
	H Lundbeck A/S	906	35
*	ALK-Abello A/S	123	30
	Ringkjoebing Landbobank A/S	413	30
	Schouw & Co. A/S	372	28
	Sydbank A/S	1,250	24
	Rockwool International A/S Class B	101	23
	Matas A/S	2,846	21
	Spar Nord Bank A/S	1,580	14
*,2 Netcompany Group A/S		287	12
*	NKT A/S	498	10
	D/S Norden A/S	511	8
*	Bavarian Nordic A/S	232	6
*	Bang & Olufsen A/S	729	4
			7,184
Egypt (0.1%)
	Commercial International Bank Egypt SAE	55,771	273
	Oriental Weavers	30,685	20
*	Palm Hills Developments SAE	156,950	20
	Six of October Development & Investment	11,339	10
*	Medinet Nasr Housing	33,720	10
	Egyptian Financial Group-Hermes Holding Co.	8,534	9
	Orascom Construction plc	1,345	8
	Heliopolis Housing	5,286	8
			358
Finland (0.8%)
	Kone Oyj Class B	11,707	733
	Nordea Bank Abp	92,223	653
	Nokia Oyj	173,601	614

Sampo Oyj Class A	13,126	531
Elisa Oyj	6,378	341
Stora Enso Oyj	22,850	307
Kesko Oyj Class B	3,922	265
Wartsila OYJ Abp	18,424	185
Nokian Renkaat Oyj	6,555	177
Huhtamaki Oyj	1,377	60
Valmet Oyj	1,909	43
Tieto Oyj	1,319	38
Kemira Oyj	2,307	36
Cargotec Oyj Class B	831	27
Orion Oyj Class B	596	26
Metsa Board Oyj	3,789	25
Sanoma Oyj	1,656	17
Outokumpu Oyj	5,790	17
Ahlstrom-Munksjo Oyj	869	14
* Outotec Oyj	2,187	13
YIT Oyj	1,180	8
Uponor Oyj	441	6
Cramo Oyj	268	4
Finnair Oyj	339	2
		4,142
France (5.4%)
Sanofi	32,741	3,052
L'Oreal SA	6,963	1,985
Air Liquide SA	13,410	1,818
BNP Paribas SA	31,775	1,781
AXA SA	54,639	1,487
Danone SA	17,257	1,420
EssilorLuxottica SA	8,788	1,365
Kering SA	2,245	1,352
^ Orange SA	57,283	946
Legrand SA	9,797	774
Vivendi SA	26,590	730
Societe Generale SA	22,037	693
Cie Generale des Etablissements Michelin SCA	5,677	681
Hermes International	790	592
STMicroelectronics NV	22,363	547
Teleperformance	2,201	521
Credit Agricole SA	36,740	501
Edenred	9,600	477
Veolia Environnement SA	17,732	454
Peugeot SA	18,245	440
Getlink SE	21,036	355
Gecina SA	2,042	353
Arkema SA	3,275	339
Carrefour SA	20,537	339
Valeo SA	8,537	336
Publicis Groupe SA	6,971	306
Klepierre SA	7,766	279
Ingenico Group SA	2,599	277
Renault SA	5,780	277
SCOR SE	6,322	272
Suez	17,902	265
Wendel SA	1,913	258
2 Euronext NV	3,344	253
Orpea	1,989	246

	Rubis SCA	4,290	244
	Covivio	2,192	243
	Alstom SA	5,279	230
	Sodexo SA	1,972	230
	Eurofins Scientific SE	433	227
	Eurazeo SE	3,308	225
	Aeroports de Paris	1,128	221
	Rexel SA	16,758	205
	Lagardere SCA	9,346	204
*	Sodexo SA - French Loyalty Line	1,731	202
	SEB SA	1,284	200
	SES SA Class A	14,084	187
	Ipsen SA	1,439	163
*,2 Worldline SA		2,173	141
*	Ubisoft Entertainment SA	1,595	97
	Natixis SA	21,568	90
	BioMerieux	685	62
2	Amundi SA	799	60
	Faurecia SE	1,058	56
	ICADE	548	55
	Eutelsat Communications SA	2,991	49
	Sartorius Stedim Biotech	306	49
	Iliad SA	380	48
	Nexity SA	875	44
	JCDecaux SA	1,477	42
	CNP Assurances	2,067	41
*	Air France-KLM	3,286	39
	Casino Guichard Perrachon SA	840	37
	Sopra Steria Group	234	35
	Korian SA	804	35
*	SOITEC	318	34
*	CGG SA	12,611	33
	Societe BIC SA	461	32
	Imerys SA	768	30
	Cie Plastic Omnium SA	1,050	29
	Gaztransport Et Technigaz SA	320	28
2	ALD SA	1,798	27
2	Elior Group SA	1,988	25
	Metropole Television SA	1,352	23
	Mercialys SA	1,640	22
*	Fnac Darty SA	311	17
	Vicat SA	393	17
2	Maisons du Monde SA	858	12
	IPSOS	389	12
	Trigano SA	99	10
	Tarkett SA	706	10
*	Virbac SA	38	9
	Television Francaise 1	1,071	9
	Coface SA	676	7
	Quadient	340	7
	Albioma SA	268	7
	Rallye SA	850	6
*	DBV Technologies SA	384	6
	LISI	162	6
	Akka Technologies	83	5
	Beneteau SA	430	5
	Rothschild & Co.	174	5

	Interparfums SA	113	5
	Altarea SCA	21	5
	Eramet	97	4
2	Europcar Mobility Group	786	4
*	Technicolor SA	4,381	4
*,2 SMCP SA		262	3
			29,990
Germany (5.9%)
	SAP SE	29,467	4,003
	Allianz SE	12,460	2,980
	Bayer AG	28,964	2,188
	adidas AG	5,962	1,859
	Daimler AG	26,472	1,490
	Deutsche Post AG	33,381	1,245
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,011	1,151
	Deutsche Boerse AG	5,691	871
	Vonovia SE	16,371	852
	Infineon Technologies AG	38,487	820
	Fresenius SE & Co. KGaA	13,053	714
	Henkel AG & Co. KGaA	6,888	665
	Merck KGaA	4,821	563
	MTU Aero Engines AG	1,978	535
	Fresenius Medical Care AG & Co. KGaA	7,088	519
	Bayerische Motoren Werke AG Preference Shares	8,134	501
	Continental AG	3,685	482
	Deutsche Bank AG	66,901	480
^	Wirecard AG	3,554	468
	Symrise AG Class A	4,777	463
	HeidelbergCement AG	5,842	430
	Beiersdorf AG	3,622	422
	Brenntag AG	7,586	404
*	QIAGEN NV	9,036	387
	Deutsche Wohnen SE	9,652	377
	Hannover Rueck SE	1,952	362
	LEG Immobilien AG	2,805	317
2	Scout24 AG	4,981	308
	LANXESS AG	4,594	306
	Sartorius AG Preference Shares	1,401	295
	Bayerische Motoren Werke AG	3,576	288
2	Covestro AG	6,154	288
	Puma SE	3,370	253
	Aroundtown SA	28,849	250
*,2 Delivery Hero SE		4,647	245
*,2 Zalando SE		5,359	231
	GEA Group AG	7,063	227
	Commerzbank AG	39,026	225
*	MorphoSys AG	1,771	219
	KION Group AG	3,220	213
	FUCHS PETROLUB SE	5,285	213
	Deutsche Lufthansa AG	9,828	186
	HUGO BOSS AG	3,755	177
	ProSiebenSat.1 Media SE	9,875	148
	Henkel AG & Co. KGaA Preference Shares	1,397	147
^	OSRAM Licht AG	3,372	146
	K&S AG	11,615	131
	Carl Zeiss Meditec AG	999	122
	United Internet AG	3,422	116

* Dialog Semiconductor plc	1,656	84
2 Siemens Healthineers AG	1,650	80
Bechtle AG	521	68
CTS Eventim AG & Co. KGaA	994	61
Nemetschek SE	1,010	60
Axel Springer SE	864	60
alstria office REIT-AG	3,042	56
Freenet AG	2,264	53
* Evotec SE	2,226	49
* Varta AG	361	46
Fraport AG Frankfurt Airport Services Worldwide	542	46
TLG Immobilien AG	1,480	46
TAG Immobilien AG	1,874	45
Aareal Bank AG	1,371	42
Grand City Properties SA	1,805	42
METRO AG	2,587	42
2 Deutsche Pfandbriefbank AG	2,681	40
Rational AG	51	39
Norma Group SE	908	38
Evonik Industries AG	1,287	37
RTL Group SA	776	37
Gerresheimer AG	499	37
CANCOM SE	620	37
Software AG	1,055	36
GRENKE AG	379	35
Stroeer SE & Co. KGaA	451	35
Telefonica Deutschland Holding AG	11,048	34
2 Hapag-Lloyd AG	374	30
Aurubis AG	632	30
Pfeiffer Vacuum Technology AG	172	30
Talanx AG	604	29
CompuGroup Medical SE	411	28
S&T AG	1,207	28
Siltronic AG	327	27
Jenoptik AG	927	27
Fuchs Petrolub SE Preference Shares	620	27
Duerr AG	811	25
DIC Asset AG	1,490	25
Schaeffler AG Preference Shares	2,248	25
Jungheinrich AG Preference Shares	905	23
New Work SE	68	23
CropEnergies AG	2,342	22
Krones AG	316	22
RIB Software SE	812	21
2 ADO Properties SA	530	21
PATRIZIA AG	1,016	21
1&1 Drillisch AG	777	21
* Nordex SE	1,327	18
Stabilus SA	270	18
Deutz AG	2,915	17
Wacker Chemie AG	251	17
* AIXTRON SE	1,618	15
* CECONOMY AG	2,885	14
Koenig & Bauer AG	378	13
* zooplus AG	116	11
Suedzucker AG	741	11
KWS Saat SE & Co. KGaA	157	10

*,2 Rocket Internet SE		409	10
	Wacker Neuson SE	574	10
*	Hypoport AG	31	10
	Isra Vision AG	172	7
2	Befesa SA	155	6
	Hornbach Holding AG & Co. KGaA	99	6
	Washtec AG	87	5
	Draegerwerk AG & Co. KGaA	110	5
	Kloeckner & Co. SE	727	5
	Corestate Capital Holding SA	123	4
*	Heidelberger Druckmaschinen AG	2,926	4
	Takkt AG	303	4
			32,292
Greece (0.1%)
*	Alpha Bank AE	79,285	167
	Eurobank Ergasias SA	129,699	137
	Fourlis Holdings SA	11,757	70
	Hellenic Telecommunications Organization SA	3,868	58
	JUMBO SA	2,220	44
*	National Bank of Greece SA	9,894	33
	Holding Co. ADMIE IPTO SA	11,577	28
*	Piraeus Bank SA	6,479	23
	Mytilineos SA	1,033	11
	Sarantis SA	1,078	10
*	Ellaktor SA	4,982	10
*	GEK Terna Holding Real Estate Construction SA	1,145	9
	Aegean Airlines SA	945	9
*	LAMDA Development SA	418	3
*	LAMDA Development SA Rights Exp. 12/16/2019	418	—
			612
Hong Kong (2.5%)
	AIA Group Ltd.	376,000	3,763
	Hong Kong Exchanges & Clearing Ltd.	40,400	1,280
	CK Asset Holdings Ltd.	96,500	642
	Link REIT	59,500	608
	Sun Hung Kai Properties Ltd.	39,000	568
	Hang Seng Bank Ltd.	26,800	546
	BOC Hong Kong Holdings Ltd.	115,000	391
	China Mengniu Dairy Co. Ltd.	96,000	367
	New World Development Co. Ltd.	244,000	318
	Techtronic Industries Co. Ltd.	41,000	308
2	WH Group Ltd.	289,000	297
	Hang Lung Properties Ltd.	125,000	256
	Sino Land Co. Ltd.	166,000	249
	ASM Pacific Technology Ltd.	18,200	238
	PCCW Ltd.	387,000	233
	AAC Technologies Holdings Inc.	32,500	229
	Lenovo Group Ltd.	342,000	226
	Hysan Development Co. Ltd.	55,000	207
	Wharf Holdings Ltd.	80,000	194
	Power Assets Holdings Ltd.	25,500	177
	Swire Properties Ltd.	50,200	156
	Wheelock & Co. Ltd.	24,000	149
	Bank of East Asia Ltd.	65,600	148
	MTR Corp. Ltd.	24,000	135
2	Samsonite International SA	59,400	134

	Wharf Real Estate Investment Co. Ltd.	23,000	128
	CK Infrastructure Holdings Ltd.	18,500	125
	NWS Holdings Ltd.	82,000	110
	Hongkong Land Holdings Ltd.	18,200	100
*	Semiconductor Manufacturing International Corp.	67,500	86
	Swire Pacific Ltd. Class A	9,500	86
	Henderson Land Development Co. Ltd.	16,400	79
	Tingyi Cayman Islands Holding Corp.	44,000	72
	Vitasoy International Holdings Ltd.	18,000	69
	Sun Art Retail Group Ltd.	41,000	46
	Hang Lung Group Ltd.	19,000	46
	Fortune REIT	36,000	42
	Minth Group Ltd.	12,000	41
	Yue Yuen Industrial Holdings Ltd.	13,500	40
	Xinyi Solar Holdings Ltd.	60,000	37
2	BOC Aviation Ltd.	3,900	37
	Cafe de Coral Holdings Ltd.	14,000	35
	Kerry Properties Ltd.	10,500	34
	VTech Holdings Ltd.	3,300	31
	PRADA SPA	7,900	29
	SITC International Holdings Co. Ltd.	24,000	27
	BOE Varitronix Ltd.	89,000	25
	HKBN Ltd.	13,000	23
	L'Occitane International SA	9,250	23
	Cathay Pacific Airways Ltd.	16,000	21
	Pou Sheng International Holdings Ltd.	61,000	21
	Uni-President China Holdings Ltd.	19,000	19
	Johnson Electric Holdings Ltd.	8,500	19
	Man Wah Holdings Ltd.	26,400	19
	Value Partners Group Ltd.	32,000	18
	Kerry Logistics Network Ltd.	11,500	18
	China Harmony New Energy Auto Holding Ltd.	44,000	18
*	FIH Mobile Ltd.	91,000	15
	K Wah International Holdings Ltd.	26,000	14
2	CGN New Energy Holdings Co. Ltd.	102,000	14
	Haitong International Securities Group Ltd.	50,000	14
*	China Silver Group Ltd.	154,000	14
	Inspur International Ltd.	34,000	14
	Li & Fung Ltd.	116,000	13
*	Hong Kong Television Network Ltd.	34,000	13
	Pacific Basin Shipping Ltd.	61,000	13
*,2 Razer Inc.		75,000	12
*	COFCO Meat Holdings Ltd.	39,000	12
	Dairy Farm International Holdings Ltd.	1,900	11
	Chow Tai Fook Jewellery Group Ltd.	11,800	11
	China Travel International Investment Hong Kong Ltd.	70,000	11
	Ju Teng International Holdings Ltd.	42,000	11
*	Esprit Holdings Ltd.	52,700	11
	Parkson Retail Group Ltd.	118,500	10
*	MMG Ltd.	44,000	10
	Henderson Investment Ltd.	120,000	10
	Canvest Environmental Protection Group Co. Ltd.	22,000	9
*	New World Department Store China Ltd.	52,000	9
	Towngas China Co. Ltd.	13,000	9
*	Lifestyle China Group Ltd.	29,500	9
2	IMAX China Holding Inc.	4,100	9
	EVA Precision Industrial Holdings Ltd.	112,000	9

*	Beijing Enterprises Medical & Health Group Ltd.	330,000	9
	Nexteer Automotive Group Ltd.	10,000	8
	Luk Fook Holdings International Ltd.	3,000	8
	Lee's Pharmaceutical Holdings Ltd.	16,500	8
*	HC Group Inc.	25,000	8
	Asia Cement China Holdings Corp.	5,500	7
	IGG Inc.	10,000	7
*	GCL New Energy Holdings Ltd.	284,000	6
	Gemdale Properties & Investment Corp. Ltd.	44,000	5
	CITIC Telecom International Holdings Ltd.	12,000	4
*	Honghua Group Ltd.	75,000	4
	Guotai Junan International Holdings Ltd.	25,000	4
	Anton Oilfield Services Group	40,000	4
*	Truly International Holdings Ltd.	28,000	4
2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	3,000	4
	Lifestyle International Holdings Ltd.	3,000	3
*	NewOcean Energy Holdings Ltd.	22,000	3
	SA Sa International Holdings Ltd.	14,000	3
*	China LNG Group Ltd.	42,000	2
	NOVA Group Holdings Ltd.	10,000	2
*,§ Camsing International Holding Ltd.		6,000	1
			13,734
Hungary (0.1%)
	OTP Bank Nyrt	8,886	418
	Richter Gedeon Nyrt	10,339	198
			616
India (2.2%)
	Housing Development Finance Corp. Ltd.	49,382	1,580
	Infosys Ltd.	106,331	1,042
	Axis Bank Ltd.	61,085	629
	Hindustan Unilever Ltd.	21,158	600
	Bajaj Finance Ltd.	6,672	378
*	Bharti Airtel Ltd.	55,609	343
*	State Bank of India	68,682	327
	Maruti Suzuki India Ltd.	3,010	304
	HCL Technologies Ltd.	18,361	289
	Asian Paints Ltd.	12,059	287
	UltraTech Cement Ltd.	4,129	245
	Bajaj Finserv Ltd.	1,786	226
	Sun Pharmaceutical Industries Ltd.	35,281	221
	Titan Co. Ltd.	12,209	197
	Godrej Consumer Products Ltd.	17,925	181
	UPL Ltd.	21,392	171
	Hero MotoCorp Ltd.	5,021	170
	Wipro Ltd.	46,270	154
	Eicher Motors Ltd.	396	126
2	HDFC Life Insurance Co. Ltd.	15,514	124
	Bharti Infratel Ltd.	28,086	108
	Dabur India Ltd.	16,469	105
	Shriram Transport Finance Co. Ltd.	6,382	100
	Nestle India Ltd.	475	96
2	ICICI Lombard General Insurance Co. Ltd.	4,754	90
*	Tata Motors Ltd.	37,026	83
	Piramal Enterprises Ltd.	3,285	83
	Grasim Industries Ltd.	7,116	78
2	Bandhan Bank Ltd.	9,397	76

	Bajaj Auto Ltd.	1,608	71
2	SBI Life Insurance Co. Ltd.	5,248	70
*,2 Avenue Supermarts Ltd. Class A		2,733	69
	Info Edge India Ltd.	1,861	68
	Zee Entertainment Enterprises Ltd.	15,962	65
	Karnataka Bank Ltd.	55,236	60
*	IDFC First Bank Ltd.	90,551	59
	Dr Reddy's Laboratories Ltd.	1,390	56
2	RBL Bank Ltd.	10,440	54
2	InterGlobe Aviation Ltd.	2,693	54
	DLF Ltd.	17,028	52
	CESC Ltd.	4,930	52
	Jubilant Foodworks Ltd.	2,289	52
2	AU Small Finance Bank Ltd.	4,464	51
	Bajaj Consumer Care Ltd.	14,146	48
	Britannia Industries Ltd.	1,127	48
	NMDC Ltd.	33,248	47
2	ICICI Prudential Life Insurance Co. Ltd.	6,770	47
	Raymond Ltd.	4,638	47
	Federal Bank Ltd.	38,191	47
	Marico Ltd.	9,162	46
*	Adani Transmission Ltd.	10,564	46
	South Indian Bank Ltd.	286,528	45
	Apollo Hospitals Enterprise Ltd.	2,160	43
	LIC Housing Finance Ltd.	6,602	43
	Rajesh Exports Ltd.	4,537	43
*	Max Financial Services Ltd.	5,762	41
	Container Corp. Of India Ltd.	4,932	40
	Yes Bank Ltd.	40,822	39
	City Union Bank Ltd.	12,358	39
*	Aavas Financiers Ltd.	1,515	37
	Mahindra & Mahindra Financial Services Ltd.	7,466	37
	Indiabulls Housing Finance Ltd.	9,039	36
	Berger Paints India Ltd.	5,160	36
	Crompton Greaves Consumer Electricals Ltd.	9,995	35
	Colgate-Palmolive India Ltd.	1,700	35
	Biocon Ltd.	8,655	34
2	HDFC Asset Management Co. Ltd.	682	34
	Indian Hotels Co. Ltd.	16,117	34
	PI Industries Ltd.	1,606	33
	Manappuram Finance Ltd.	15,361	33
	Petronet LNG Ltd.	8,665	33
	Gujarat Gas Ltd.	10,971	33
	Bajaj Holdings & Investment Ltd.	630	31
	Lupin Ltd.	2,763	31
	Indraprastha Gas Ltd.	5,306	31
*	Fortis Healthcare Ltd.	15,031	29
	IIFL Finance Ltd.	12,335	29
	Shree Cement Ltd.	99	29
2	Dr Lal PathLabs Ltd.	1,291	28
	Pidilite Industries Ltd.	1,547	28
	Muthoot Finance Ltd.	2,934	28
	Havells India Ltd.	2,929	27
	Ambuja Cements Ltd.	9,467	27
	Cipla Ltd.	4,106	27
	Power Grid Corp. of India Ltd.	9,800	26
	Mangalore Refinery & Petrochemicals Ltd.	39,722	26

Page Industries Ltd.	84	26
Tata Communications Ltd.	4,060	25
Aurobindo Pharma Ltd.	3,992	25
* Godrej Properties Ltd.	1,973	25
Varun Beverages Ltd.	2,413	24
Divi's Laboratories Ltd.	963	24
Phoenix Mills Ltd.	2,255	24
Karur Vysya Bank Ltd.	26,450	23
Jindal Saw Ltd.	20,589	23
DCB Bank Ltd.	8,745	22
Kajaria Ceramics Ltd.	2,891	22
Balrampur Chini Mills Ltd.	9,537	20
EIH Ltd.	8,912	20
Repco Home Finance Ltd.	4,651	19
Gujarat Pipavav Port Ltd.	15,221	19
* TeamLease Services Ltd.	544	19
PTC India Ltd.	23,417	18
2 PNB Housing Finance Ltd.	2,417	18
* Future Retail Ltd.	3,534	17
GlaxoSmithKline Consumer Healthcare Ltd.	134	17
REC Ltd.	8,509	16
Ashok Leyland Ltd.	14,824	16
Tata Global Beverages Ltd.	3,494	16
NHPC Ltd.	47,292	16
Alkem Laboratories Ltd.	536	15
* Vodafone Idea Ltd.	155,334	15
Gillette India Ltd.	148	14
Voltas Ltd.	1,414	14
TVS Motor Co. Ltd.	2,003	13
Torrent Pharmaceuticals Ltd.	493	13
* Power Finance Corp. Ltd.	8,107	13
Castrol India Ltd.	6,536	13
* Hindustan Zinc Ltd.	4,257	13
ABB India Ltd.	626	13
Mphasis Ltd.	1,023	13
* Bank of Baroda	8,486	12
AIA Engineering Ltd.	535	12
Kansai Nerolac Paints Ltd.	1,648	12
Gateway Distriparks Ltd.	8,510	12
* Just Dial Ltd.	1,477	12
* Oracle Financial Services Software Ltd.	281	11
Mahanagar Gas Ltd.	789	11
Whirlpool of India Ltd.	375	11
Ipca Laboratories Ltd.	686	11
V-Mart Retail Ltd.	446	11
Natco Pharma Ltd.	1,306	11
Cholamandalam Financial Holdings Ltd.	1,545	11
Cholamandalam Investment and Finance Co. Ltd.	2,410	10
* Aditya Birla Capital Ltd.	6,712	10
Cadila Healthcare Ltd.	2,846	10
Vakrangee Ltd.	16,629	10
Pfizer Ltd.	160	9
Great Eastern Shipping Co. Ltd.	2,017	9
Gujarat State Petronet Ltd.	3,007	9
Apollo Tyres Ltd.	3,748	9
2 Godrej Agrovet Ltd.	1,247	9
Sundaram Finance Ltd.	378	9

	Glenmark Pharmaceuticals Ltd.	1,823	9
	Oberoi Realty Ltd.	1,178	9
	Ramco Cements Ltd.	759	8
	Supreme Industries Ltd.	527	8
	Edelweiss Financial Services Ltd.	4,784	8
*	Punjab National Bank	8,972	8
	Astral Poly Technik Ltd.	516	8
	PVR Ltd.	321	8
	Balkrishna Industries Ltd.	623	8
*	Aditya Birla Fashion and Retail Ltd.	2,518	8
	Multi Commodity Exchange of India Ltd.	482	8
	Dalmia Bharat Ltd.	621	8
	Emami Ltd.	1,735	8
	Bata India Ltd.	334	8
	Prestige Estates Projects Ltd.	1,762	7
*	3M India Ltd.	24	7
	Exide Industries Ltd.	2,696	7
	SRF Ltd.	162	7
	Jubilant Life Sciences Ltd.	988	7
	Escorts Ltd.	754	7
	Godrej Industries Ltd.	1,095	7
	Cummins India Ltd.	880	7
	Coromandel International Ltd.	1,002	7
2	Laurus Labs Ltd.	1,344	7
	Sundram Fasteners Ltd.	990	6
	WABCO India Ltd.	74	6
	Persistent Systems Ltd.	672	6
	Thermax Ltd.	447	6
	Hexaware Technologies Ltd.	1,324	6
	Motilal Oswal Financial Services Ltd.	582	6
	Aarti Industries Ltd.	530	6
	Redington India Ltd.	3,906	6
	IIFL Wealth Management Ltd.	339	6
	Avanti Feeds Ltd.	851	6
	Bayer CropScience Ltd.	115	6
	V-Guard Industries Ltd.	1,797	6
	Alembic Pharmaceuticals Ltd.	764	6
*	VA Tech Wabag Ltd.	2,381	6
*	Canara Bank	1,834	6
	Welspun Corp. Ltd.	2,977	6
	Kaveri Seed Co. Ltd.	830	6
	Welspun India Ltd.	7,521	6
	Birlasoft Ltd.	5,410	5
	Bombay Burmah Trading Co.	341	5
2	Syngene International Ltd.	1,188	5
	Thomas Cook India Ltd.	2,373	5
	JM Financial Ltd.	4,118	5
2	Endurance Technologies Ltd.	331	5
	Ajanta Pharma Ltd.	367	5
	Minda Industries Ltd.	1,049	5
	Amara Raja Batteries Ltd.	475	5
	NCC Ltd.	5,933	5
*,2 Quess Corp. Ltd.		673	5
	Sobha Ltd.	820	5
	Indiabulls Ventures Ltd.	1,918	5
	Chambal Fertilizers and Chemicals Ltd.	2,154	4
	IDFC Ltd.	8,946	4

	Strides Pharma Science Ltd.	811	4
	Symphony Ltd.	269	4
	KRBL Ltd.	1,503	4
	Finolex Cables Ltd.	829	4
*	Equitas Holdings Ltd.	2,812	4
*	Mahindra CIE Automotive Ltd.	1,942	4
	Ceat Ltd.	311	4
	Graphite India Ltd.	892	4
*	Corp Bank	11,787	4
*	Union Bank of India	4,490	4
	TTK Prestige Ltd.	49	4
	Care Ratings Ltd.	582	4
	National Aluminium Co. Ltd.	6,174	4
	NBCC India Ltd.	6,806	4
*	Jammu & Kashmir Bank Ltd.	7,673	4
*	Indian Overseas Bank	24,184	4
2	Dilip Buildcon Ltd.	627	4
*	Andhra Bank	13,158	3
	eClerx Services Ltd.	443	3
	HEG Ltd.	207	3
*	Future Consumer Ltd.	7,924	3
*	IRB Infrastructure Developers Ltd.	2,871	3
*	Oriental Bank of Commerce	3,711	3
*	Suzlon Energy Ltd.	93,150	3
	GE T&D India Ltd.	1,215	3
	Century Textiles & Industries Ltd.	410	3
	NIIT Technologies Ltd.	127	3
	Sterlite Technologies Ltd.	1,514	3
*	Gujarat Fluorochemicals Ltd.	432	3
*,§ Hemisphere Properties India Ltd.		1,129	3
	Arvind Ltd.	4,177	3
*	Indian Bank	1,384	3
*	PC Jeweller Ltd.	5,891	2
	Jain Irrigation Systems Ltd.	12,682	2
*	Indiabulls Real Estate Ltd.	1,911	2
*	Housing Development & Infrastructure Ltd.	33,909	2
*	Dewan Housing Finance Corp. Ltd.	4,307	1
*	Aarti Surfactants Ltd.	26	—
			12,163
Indonesia (0.5%)
	Bank Rakyat Indonesia Persero Tbk PT	1,882,500	545
	Bank Central Asia Tbk PT	238,700	531
	Telekomunikasi Indonesia Persero Tbk PT	1,787,100	496
	Bank Mandiri Persero Tbk PT	700,600	346
	Bank Negara Indonesia Persero Tbk PT	439,800	234
	Unilever Indonesia Tbk PT	54,400	161
	Charoen Pokphand Indonesia Tbk PT	196,500	94
	Indofood Sukses Makmur Tbk PT	81,400	46
	Indofood CBP Sukses Makmur Tbk PT	55,300	44
	Barito Pacific Tbk PT	397,000	38
	Kalbe Farma Tbk PT	344,000	37
	Indah Kiat Pulp & Paper Corp. Tbk PT	51,500	25
	Indocement Tunggal Prakarsa Tbk PT	16,500	23
	Ciputra Development Tbk PT	294,200	21
	Summarecon Agung Tbk PT	281,200	20
	Ace Hardware Indonesia Tbk PT	148,900	17
	Tower Bersama Infrastructure Tbk PT	198,500	15

Bank Tabungan Negara Persero Tbk PT	94,700	14
Pakuwon Jati Tbk PT	327,100	13
Jasa Marga Persero Tbk PT	36,800	13
Matahari Department Store Tbk PT	46,000	12
Media Nusantara Citra Tbk PT	127,700	11
Surya Semesta Internusa Tbk PT	198,700	10
* XL Axiata Tbk PT	40,000	10
* Sentul City Tbk PT	1,413,700	8
* Siloam International Hospitals Tbk PT	11,600	6
* Agung Podomoro Land Tbk PT	456,400	6
* Bumi Serpong Damai Tbk PT	57,300	5
Mitra Adiperkasa Tbk PT	68,800	5
Wijaya Karya Persero Tbk PT	39,500	5
Bekasi Fajar Industrial Estate Tbk PT	319,100	4
* Panin Financial Tbk PT	210,700	4
* Kresna Graha Investama Tbk PT	112,700	4
PP Persero Tbk PT	36,200	4
Surya Citra Media Tbk PT	39,400	3
Waskita Karya Persero Tbk PT	38,300	3
Ramayana Lestari Sentosa Tbk PT	41,400	3
* Global Mediacom Tbk PT	94,100	2
* Trada Alam Minera Tbk PT	477,100	2
		2,840
Ireland (0.2%)
Kerry Group plc Class A	4,894	628
Kingspan Group plc	6,297	339
Bank of Ireland Group plc	35,699	179
AIB Group plc	11,591	38
Glanbia plc	2,806	33
Dalata Hotel Group plc	4,099	24
Cairn Homes plc	15,088	20
Irish Continental Group plc	1,849	9
		1,270
Israel (0.4%)
* Nice Ltd.	2,670	404
Bank Leumi Le-Israel BM	48,620	352
Bank Hapoalim BM	40,230	324
* Teva Pharmaceutical Industries Ltd.	30,467	317
Israel Discount Bank Ltd. Class A	63,801	293
Israel Chemicals Ltd.	27,242	128
Mizrahi Tefahot Bank Ltd.	2,719	73
First International Bank Of Israel Ltd.	1,727	53
Paz Oil Co. Ltd.	330	49
Strauss Group Ltd.	1,339	42
* Tower Semiconductor Ltd.	1,674	37
Azrieli Group Ltd.	471	37
* Bezeq The Israeli Telecommunication Corp. Ltd.	36,574	31
Reit 1 Ltd.	4,750	30
* Nova Measuring Instruments Ltd.	680	24
Shikun & Binui Ltd.	4,180	18
Gazit-Globe Ltd.	1,409	15
Kenon Holdings Ltd.	574	12
AudioCodes Ltd.	406	10
Harel Insurance Investments & Financial Services Ltd.	1,042	9
Hilan Ltd.	212	9
* Allot Ltd.	857	7

* Clal Insurance Enterprises Holdings Ltd.	417	7
		2,281
Italy (1.6%)
Intesa Sanpaolo SPA (Registered)	432,060	1,093
UniCredit SPA	70,402	972
Assicurazioni Generali SPA	33,790	689
Ferrari NV	4,039	682
Fiat Chrysler Automobiles NV	36,224	533
Snam SPA	90,356	449
CNH Industrial NV	38,756	414
Mediobanca Banca di Credito Finanziario SPA	36,936	413
Terna Rete Elettrica Nazionale SPA	63,703	409
FinecoBank Banca Fineco SPA	25,994	322
Moncler SPA	7,330	321
Telecom Italia SPA (Bearer)	504,021	310
Tenaris SA	20,616	219
* Saipem SPA	22,828	104
Amplifon SPA	2,641	77
Unione di Banche Italiane SPA	23,587	76
2 doValue SPA	6,528	76
* Banco BPM SPA	30,658	68
2 Poste Italiane SPA	5,597	65
Recordati SPA	1,553	65
* Telecom Italia SPA (Registered)	92,941	58
Cerved Group SPA	5,400	54
Banca Mediolanum SPA	5,260	53
Unipol Gruppo SPA	9,078	53
Hera SPA	11,818	52
Azimut Holding SPA	2,030	51
Tamburi Investment Partners SPA	6,237	47
Iren SPA	14,352	45
DiaSorin SPA	325	43
Banca Generali SPA	1,278	42
Societa Cattolica di Assicurazioni SC	5,056	41
Buzzi Unicem SPA	1,643	41
Autogrill SPA	3,798	41
Interpump Group SPA	1,278	40
2 Infrastrutture Wireless Italiane SPA	3,734	38
2 Pirelli & C SPA	6,606	37
Freni Brembo SPA	2,943	36
A2A SPA	19,170	36
IMA Industria Macchine Automatiche SPA	430	33
Reply SPA	422	33
2 Anima Holding SPA	6,173	32
Banca Popolare di Sondrio SCPA	13,219	31
2 Enav SPA	5,137	31
BPER Banca	6,100	30
ASTM SPA	948	29
Salvatore Ferragamo SPA	1,402	28
Italgas SPA	4,404	28
Saras SPA	15,485	27
De' Longhi SPA	1,201	26
Cairo Communication SPA	8,334	26
Brunello Cucinelli SPA	652	24
UnipolSai Assicurazioni SPA	8,031	23
2 Technogym SPA	1,799	22
Italmobiliare SPA	736	21

	Piaggio & C SPA	6,297	20
	Danieli & C Officine Meccaniche SPA	1,043	20
	Immobiliare Grande Distribuzione SIIQ SPA	2,687	19
	ERG SPA	857	19
2	Carel Industries SPA	1,027	16
	Zignago Vetro SPA	1,065	15
	Tod's SPA	291	13
*	Arnoldo Mondadori Editore SPA	4,725	11
*	Salini Impregilo SPA	5,545	11
	Datalogic SPA	517	10
*,^ Juventus Football Club SPA		6,788	10
	Biesse SPA	595	10
	Maire Tecnimont SPA	3,314	9
	MARR SPA	335	8
*,2 OVS SPA		2,794	6
	CIR-Compagnie Industriali Riunite SPA	5,481	6
	Societa Iniziative Autostradali e Servizi SPA	365	6
	Buzzi Unicem SPA Saving Shares	265	4
*	Banca Monte dei Paschi di Siena SPA	2,477	4
	Banca IFIS SPA	199	3
			8,829
Japan (19.5%)
	Toyota Motor Corp.	75,000	5,247
	Sony Corp.	39,500	2,507
	Takeda Pharmaceutical Co. Ltd.	48,457	1,974
	Mitsubishi UFJ Financial Group Inc.	372,400	1,974
	SoftBank Group Corp.	50,700	1,972
	Keyence Corp.	5,000	1,712
	KDDI Corp.	53,700	1,543
	Honda Motor Co. Ltd.	54,100	1,521
	Recruit Holdings Co. Ltd.	40,700	1,475
	Sumitomo Mitsui Financial Group Inc.	39,100	1,432
	Kao Corp.	16,700	1,315
	FANUC Corp.	6,800	1,298
	Shin-Etsu Chemical Co. Ltd.	11,700	1,258
	Daiichi Sankyo Co. Ltd.	20,000	1,255
	Nidec Corp.	8,300	1,228
	Tokio Marine Holdings Inc.	20,900	1,137
	Astellas Pharma Inc.	66,400	1,134
	Nintendo Co. Ltd.	2,900	1,123
	Mizuho Financial Group Inc.	720,200	1,115
	Murata Manufacturing Co. Ltd.	19,200	1,114
	Nippon Telegraph & Telephone Corp.	20,500	1,036
	Hoya Corp.	11,300	1,032
	East Japan Railway Co.	11,100	1,022
	Seven & i Holdings Co. Ltd.	26,900	1,004
	Oriental Land Co. Ltd.	7,100	983
	Central Japan Railway Co.	4,800	970
	NTT DOCOMO Inc.	34,700	953
	Tokyo Electron Ltd.	4,200	869
	Shiseido Co. Ltd.	11,600	839
	Canon Inc.	29,400	814
	Fast Retailing Co. Ltd.	1,300	793
	Mitsui Fudosan Co. Ltd.	31,500	784
	Terumo Corp.	21,300	748
	Mitsubishi Estate Co. Ltd.	39,800	730
	Panasonic Corp.	76,200	719

Chugai Pharmaceutical Co. Ltd.	8,200	716
Kyocera Corp.	10,200	695
ORIX Corp.	42,000	688
Eisai Co. Ltd.	9,200	682
SMC Corp.	1,500	681
Fujitsu Ltd.	7,400	673
Softbank Corp.	49,300	670
Secom Co. Ltd.	7,700	654
Daiwa House Industry Co. Ltd.	21,300	652
West Japan Railway Co.	7,400	652
Dai-ichi Life Holdings Inc.	39,100	631
Kubota Corp.	38,800	599
Shionogi & Co. Ltd.	10,000	589
Bridgestone Corp.	14,700	588
Aeon Co. Ltd.	27,600	564
Nomura Holdings Inc.	108,800	558
Denso Corp.	12,400	554
Subaru Corp.	20,900	548
Suzuki Motor Corp.	12,300	546
FUJIFILM Holdings Corp.	11,000	520
Olympus Corp.	33,200	493
Sysmex Corp.	7,100	492
Sumitomo Electric Industries Ltd.	32,800	490
Omron Corp.	8,100	476
Asahi Kasei Corp.	41,000	461
M3 Inc.	16,600	457
Bandai Namco Holdings Inc.	7,500	455
Kintetsu Group Holdings Co. Ltd.	8,000	453
Sekisui House Ltd.	20,400	441
Rohm Co. Ltd.	5,100	429
Toyota Industries Corp.	7,300	429
Sumitomo Mitsui Trust Holdings Inc.	11,100	425
Ono Pharmaceutical Co. Ltd.	18,900	424
Sompo Holdings Inc.	10,700	422
Nitto Denko Corp.	7,500	421
MS&AD Insurance Group Holdings Inc.	12,600	408
Yamaha Corp.	7,300	403
Sumitomo Realty & Development Co. Ltd.	11,300	394
Yakult Honsha Co. Ltd.	6,400	376
Unicharm Corp.	11,300	370
Nippon Paint Holdings Co. Ltd.	6,900	368
Advantest Corp.	7,500	367
Tokyu Corp.	18,600	367
Pan Pacific International Holdings Corp.	22,300	362
Resona Holdings Inc.	85,200	362
NTT Data Corp.	26,500	362
Santen Pharmaceutical Co. Ltd.	19,100	358
Yaskawa Electric Corp.	9,700	357
Daiwa Securities Group Inc.	69,700	354
Mitsubishi Chemical Holdings Corp.	47,100	350
MINEBEA MITSUMI Inc.	18,000	349
Sekisui Chemical Co. Ltd.	19,800	345
Tobu Railway Co. Ltd.	9,300	341
TOTO Ltd.	7,700	337
Toray Industries Inc.	50,800	336
Japan Exchange Group Inc.	19,400	330
Nissan Motor Co. Ltd.	52,700	325

Dentsu Inc.	8,900	323
AGC Inc.	8,800	322
Aisin Seiki Co. Ltd.	8,400	318
Ajinomoto Co. Inc.	19,000	317
Sumitomo Chemical Co. Ltd.	69,900	316
Z Holdings Corp.	90,400	312
Keihan Holdings Co. Ltd.	6,300	308
NEC Corp.	7,700	308
Dai Nippon Printing Co. Ltd.	11,400	305
Shimadzu Corp.	10,100	304
Hamamatsu Photonics KK	7,500	304
Alps Alpine Co. Ltd.	13,300	300
Nagoya Railroad Co. Ltd.	9,400	300
Keikyu Corp.	14,500	299
TDK Corp.	2,800	294
Sumitomo Metal Mining Co. Ltd.	9,700	294
Azbil Corp.	10,300	292
Yamato Holdings Co. Ltd.	17,000	291
NSK Ltd.	30,000	290
Ricoh Co. Ltd.	27,900	288
Concordia Financial Group Ltd.	70,600	287
T&D Holdings Inc.	24,100	284
Brother Industries Ltd.	14,300	284
Yamaha Motor Co. Ltd.	13,400	280
Sohgo Security Services Co. Ltd.	5,300	276
Shimano Inc.	1,700	275
Hisamitsu Pharmaceutical Co. Inc.	5,600	275
Pigeon Corp.	5,900	275
NH Foods Ltd.	6,500	273
Mitsubishi Tanabe Pharma Corp.	14,800	271
Kurita Water Industries Ltd.	9,600	269
Kyowa Kirin Co. Ltd.	12,600	268
Rakuten Inc.	30,800	268
Toyo Suisan Kaisha Ltd.	6,200	268
Mitsubishi Materials Corp.	10,000	267
Nisshin Seifun Group Inc.	14,200	267
Toho Co. Ltd.	6,500	264
Mazda Motor Corp.	29,700	264
Japan Post Holdings Co. Ltd.	28,000	263
Chiba Bank Ltd.	45,000	257
Oji Holdings Corp.	44,200	253
Odakyu Electric Railway Co. Ltd.	10,200	251
Nitori Holdings Co. Ltd.	1,600	251
Hulic Co. Ltd.	22,000	247
Konami Holdings Corp.	5,600	247
Teijin Ltd.	12,900	243
Kaken Pharmaceutical Co. Ltd.	4,500	242
ANA Holdings Inc.	7,100	242
Bank of Kyoto Ltd.	5,800	239
Stanley Electric Co. Ltd.	8,600	238
Yamada Denki Co. Ltd.	47,600	238
Seiko Epson Corp.	15,500	236
Shizuoka Bank Ltd.	30,700	234
Taiheiyo Cement Corp.	7,900	229
Isuzu Motors Ltd.	19,400	227
Marui Group Co. Ltd.	9,400	226
Nikon Corp.	16,400	225

SUMCO Corp.	14,500	225
Japan Airlines Co. Ltd.	7,200	224
COMSYS Holdings Corp.	7,600	220
Mitsui Chemicals Inc.	9,100	218
FamilyMart Co. Ltd.	9,200	217
Kuraray Co. Ltd.	17,600	213
LIXIL Group Corp.	12,400	210
Aozora Bank Ltd.	8,000	204
Showa Denko KK	7,500	200
Lion Corp.	9,900	200
Air Water Inc.	12,300	198
Haseko Corp.	15,300	197
SBI Holdings Inc.	9,300	193
Coca-Cola Bottlers Japan Holdings Inc.	7,700	185
* Nexon Co. Ltd.	13,500	184
NGK Spark Plug Co. Ltd.	9,100	182
Alfresa Holdings Corp.	8,800	182
Hankyu Hanshin Holdings Inc.	4,100	176
Makita Corp.	5,300	175
Seibu Holdings Inc.	9,300	164
MEIJI Holdings Co. Ltd.	2,400	163
Taiyo Yuden Co. Ltd.	6,200	162
Konica Minolta Inc.	24,000	157
Kobayashi Pharmaceutical Co. Ltd.	1,900	156
Fukuoka Financial Group Inc.	8,100	154
Disco Corp.	700	151
Sumitomo Dainippon Pharma Co. Ltd.	7,700	145
MISUMI Group Inc.	5,600	139
^ Anritsu Corp.	7,200	137
Daito Trust Construction Co. Ltd.	1,100	135
Sinanen Holdings Co. Ltd.	7,100	128
Keio Corp.	1,900	122
* Renesas Electronics Corp.	17,700	115
CyberAgent Inc.	3,100	107
Nissan Chemical Corp.	2,700	107
Nippon Shinyaku Co. Ltd.	1,100	99
Nomura Research Institute Ltd.	4,500	95
Hikari Tsushin Inc.	400	93
Ryohin Keikaku Co. Ltd.	4,000	91
Nissin Foods Holdings Co. Ltd.	1,200	90
Daifuku Co. Ltd.	1,500	87
Shinsei Bank Ltd.	5,495	87
Lasertec Corp.	1,000	86
Hirose Electric Co. Ltd.	700	86
TIS Inc.	1,400	83
* PeptiDream Inc.	1,800	83
Kose Corp.	500	80
SG Holdings Co. Ltd.	3,300	79
Hoshizaki Corp.	900	79
Nippon Express Co. Ltd.	1,200	76
Kansai Paint Co. Ltd.	3,000	76
Sugi Holdings Co. Ltd.	1,300	73
Hitachi High-Technologies Corp.	1,100	72
Persol Holdings Co. Ltd.	3,900	72
Asics Corp.	4,200	70
Hitachi Chemical Co. Ltd.	1,900	68
Sac's Bar Holdings Inc.	8,200	68

Tokyu Fudosan Holdings Corp.	9,800	67
Koito Manufacturing Co. Ltd.	1,300	67
Keisei Electric Railway Co. Ltd.	1,600	66
Otsuka Corp.	1,600	64
Miura Co. Ltd.	1,900	64
Nippon Yusen KK	3,700	64
Rohto Pharmaceutical Co. Ltd.	2,000	63
Sony Financial Holdings Inc.	2,700	63
ZOZO Inc.	3,134	62
JSR Corp.	3,500	62
Casio Computer Co. Ltd.	3,200	61
Taisho Pharmaceutical Holdings Co. Ltd.	800	59
Nabtesco Corp.	1,900	58
Kagome Co. Ltd.	2,400	58
Wacoal Holdings Corp.	2,100	58
Goldwin Inc.	800	58
Tokyo Tatemono Co. Ltd.	3,800	58
Mitsui OSK Lines Ltd.	2,200	58
Suzuken Co. Ltd.	1,300	57
GMO Payment Gateway Inc.	800	57
Nomura Real Estate Holdings Inc.	2,300	56
Kewpie Corp.	2,500	56
Kakaku.com Inc.	2,300	56
Oracle Corp. Japan	600	55
Welcia Holdings Co. Ltd.	900	55
Nagase & Co. Ltd.	3,700	54
Rinnai Corp.	700	54
MonotaRO Co. Ltd.	1,900	54
THK Co. Ltd.	1,900	53
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,300	53
Tokyo Rope Manufacturing Co. Ltd.	5,100	53
Kyowa Exeo Corp.	2,000	52
Nishi-Nippon Railroad Co. Ltd.	2,200	52
Yokohama Rubber Co. Ltd.	2,500	52
Nankai Electric Railway Co. Ltd.	1,900	52
Chugoku Bank Ltd.	5,100	51
ADEKA Corp.	3,400	51
Hachijuni Bank Ltd.	11,800	51
Acom Co. Ltd.	12,200	51
Japan Post Insurance Co. Ltd.	2,939	51
Iyo Bank Ltd.	9,200	50
Ito En Ltd.	1,000	50
Koei Tecmo Holdings Co. Ltd.	2,100	50
Matsumotokiyoshi Holdings Co. Ltd.	1,300	50
Sumitomo Rubber Industries Ltd.	3,900	50
Daiichikosho Co. Ltd.	1,000	50
Ushio Inc.	3,300	49
Sumitomo Forestry Co. Ltd.	3,400	49
Taiyo Nippon Sanso Corp.	2,200	49
Zeon Corp.	3,800	49
Hino Motors Ltd.	5,000	49
SCREEN Holdings Co. Ltd.	700	49
GS Yuasa Corp.	2,400	49
JTEKT Corp.	3,900	49
Calbee Inc.	1,500	48
Sanwa Holdings Corp.	4,400	48
Daicel Corp.	4,900	48

Tokyo Century Corp.	900	48
Tsumura & Co.	1,600	48
Benesse Holdings Inc.	1,800	48
Sawai Pharmaceutical Co. Ltd.	800	47
MediPal Holdings Corp.	2,200	47
Sotetsu Holdings Inc.	1,700	47
Toyo Ink SC Holdings Co. Ltd.	1,900	47
Toyobo Co. Ltd.	3,200	47
Iwatani Corp.	1,400	47
Citizen Watch Co. Ltd.	8,300	46
Morinaga & Co. Ltd.	900	46
AEON Financial Service Co. Ltd.	3,000	45
Glory Ltd.	1,500	45
J Front Retailing Co. Ltd.	3,400	45
Seven Bank Ltd.	14,300	44
Hiroshima Bank Ltd.	8,900	44
Kokuyo Co. Ltd.	2,900	44
Nippon Kayaku Co. Ltd.	3,500	44
Lawson Inc.	800	44
Toyo Seikan Group Holdings Ltd.	2,500	44
Capcom Co. Ltd.	1,800	43
Cybozu Inc.	3,800	43
Ibiden Co. Ltd.	1,800	43
Skylark Holdings Co. Ltd.	2,100	42
SCSK Corp.	800	42
DeNA Co. Ltd.	2,600	42
Nichirei Corp.	1,800	42
House Foods Group Inc.	1,200	42
Ezaki Glico Co. Ltd.	900	41
DIC Corp.	1,500	41
NOK Corp.	2,600	41
Daido Steel Co. Ltd.	900	41
Hakuhodo DY Holdings Inc.	2,500	40
TS Tech Co. Ltd.	1,300	40
Shimamura Co. Ltd.	500	40
Itochu Techno-Solutions Corp.	1,500	40
Toagosei Co. Ltd.	3,500	40
Hitachi Capital Corp.	1,600	40
Kurimoto Ltd.	2,200	39
Dowa Holdings Co. Ltd.	1,100	39
Sushiro Global Holdings Ltd.	500	39
NET One Systems Co. Ltd.	1,400	39
Nishimatsu Construction Co. Ltd.	1,800	39
Amada Holdings Co. Ltd.	3,500	39
Nihon Unisys Ltd.	1,200	39
Yamazaki Baking Co. Ltd.	2,100	39
NHK Spring Co. Ltd.	4,300	38
Sumitomo Osaka Cement Co. Ltd.	900	38
Ain Holdings Inc.	600	37
Nippo Corp.	1,800	37
Tokyo Seimitsu Co. Ltd.	1,000	36
Hokkan Holdings Ltd.	2,000	36
Mitsubishi Logistics Corp.	1,400	36
Lintec Corp.	1,600	36
Kaneka Corp.	1,100	36
Takashimaya Co. Ltd.	3,000	35
Kyudenko Corp.	1,100	35

Aeon Mall Co. Ltd.	2,200	35
NTN Corp.	11,400	35
Yoshinoya Holdings Co. Ltd.	1,400	35
Nihon Kohden Corp.	1,300	35
Fuji Oil Co. Ltd.	15,900	35
Tokuyama Corp.	1,300	35
DMG Mori Co. Ltd.	2,200	35
Wellnet Corp.	4,600	35
Sharp Corp.	2,300	35
Hazama Ando Corp.	4,300	35
Fancl Corp.	1,300	35
Maruichi Steel Tube Ltd.	1,200	35
K's Holdings Corp.	2,800	34
Shinwa Co. Ltd.	1,600	34
Fujikura Kasei Co. Ltd.	6,600	34
Colowide Co. Ltd.	1,700	34
Nippon Electric Glass Co. Ltd.	1,600	34
Nipro Corp.	2,800	34
Morinaga Milk Industry Co. Ltd.	800	33
TechnoPro Holdings Inc.	500	33
Nippon Paper Industries Co. Ltd.	1,900	33
Toyo Tire Corp.	2,300	33
Furukawa Electric Co. Ltd.	1,200	33
Shimachu Co. Ltd.	1,200	33
Nippon Light Metal Holdings Co. Ltd.	15,900	32
Toho Holdings Co. Ltd.	1,400	32
Paramount Bed Holdings Co. Ltd.	800	31
Nippon Shokubai Co. Ltd.	500	31
Tsubakimoto Chain Co.	900	31
TOKAI Holdings Corp.	3,100	31
Raiznext Corp.	2,700	30
Nippon Beet Sugar Manufacturing Co. Ltd.	1,600	30
Shibusawa Warehouse Co. Ltd.	1,500	30
FP Corp.	500	30
Sanrio Co. Ltd.	1,500	30
Pola Orbis Holdings Inc.	1,200	30
Aiphone Co. Ltd.	1,700	29
Isetan Mitsukoshi Holdings Ltd.	3,300	29
Nisshinbo Holdings Inc.	3,200	29
Yushiro Chemical Industry Co. Ltd.	2,300	29
Okura Industrial Co. Ltd.	1,600	29
Tokai Carbon Co. Ltd.	2,900	29
Toyota Boshoku Corp.	1,800	28
Japan Post Bank Co. Ltd.	2,900	28
Takamiya Co. Ltd.	4,200	28
Nihon Yamamura Glass Co. Ltd.	2,400	28
Ulvac Inc.	700	28
Miraca Holdings Inc.	1,100	27
Mitsubishi Paper Mills Ltd.	5,800	27
Fujikura Ltd.	6,200	27
Kiyo Bank Ltd.	1,700	27
Fujitsu General Ltd.	1,400	27
Rengo Co. Ltd.	3,500	26
Maezawa Kyuso Industries Co. Ltd.	1,300	25
Fuji Oil Holdings Inc.	900	25
Shinko Electric Industries Co. Ltd.	2,500	25
Achilles Corp.	1,500	25

Topcon Corp.	1,900	25
PALTAC Corp.	500	25
Tokai Tokyo Financial Holdings Inc.	8,000	25
Awa Bank Ltd.	1,000	24
Riken Technos Corp.	5,300	24
Totetsu Kogyo Co. Ltd.	800	24
North Pacific Bank Ltd.	10,800	24
Fujita Kanko Inc.	900	23
YA-MAN Ltd.	3,700	23
* Kawasaki Kisen Kaisha Ltd.	1,400	23
Nippon Denko Co. Ltd.	14,400	23
Fuso Pharmaceutical Industries Ltd.	1,200	23
Aruhi Corp.	1,000	23
Unizo Holdings Co. Ltd.	500	22
Morita Holdings Corp.	1,400	22
Mitsuuroko Group Holdings Co. Ltd.	1,700	22
Toho Co. Ltd.	1,300	22
NEC Networks & System Integration Corp.	700	22
Itoham Yonekyu Holdings Inc.	3,400	22
Mitsubishi Steel Manufacturing Co. Ltd.	2,100	22
San-In Godo Bank Ltd.	3,500	22
Nippon Suisan Kaisha Ltd.	3,600	22
Joyful Honda Co. Ltd.	1,600	22
Ariake Japan Co. Ltd.	300	21
Noritake Co. Ltd.	500	21
Nagaileben Co. Ltd.	900	21
Marudai Food Co. Ltd.	1,000	21
Unipres Corp.	1,400	21
Takara Bio Inc.	1,100	21
Taisei Lamick Co. Ltd.	800	21
Nakayama Steel Works Ltd.	4,700	21
Nissin Corp.	1,300	21
Sankyu Inc.	400	21
Nichi-iko Pharmaceutical Co. Ltd.	1,700	21
Mizuno Corp.	800	21
Nittetsu Mining Co. Ltd.	500	21
PC Depot Corp.	4,700	20
Daito Pharmaceutical Co. Ltd.	700	20
Fuji Seal International Inc.	900	20
Sanyo Denki Co. Ltd.	400	20
Kato Sangyo Co. Ltd.	600	20
VT Holdings Co. Ltd.	4,600	20
COLOPL Inc.	1,700	19
Tocalo Co. Ltd.	1,900	19
GMO internet Inc.	900	19
Zensho Holdings Co. Ltd.	800	18
WATAMI Co. Ltd.	1,500	18
Denka Co. Ltd.	600	18
Meiko Network Japan Co. Ltd.	1,900	18
Kintetsu World Express Inc.	1,000	18
cocokara fine Inc.	300	18
Shizuoka Gas Co. Ltd.	2,100	18
Nitta Corp.	600	17
Senko Group Holdings Co. Ltd.	2,100	17
Tomy Co. Ltd.	1,400	17
* COOKPAD Inc.	4,900	17
CKD Corp.	1,000	17

Katakura Industries Co. Ltd.	1,300	16
Autobacs Seven Co. Ltd.	1,000	16
Mitsui-Soko Holdings Co. Ltd.	900	16
SBS Holdings Inc.	900	16
77 Bank Ltd.	1,000	16
Tsukuba Bank Ltd.	7,300	16
Strike Co. Ltd.	400	16
Japan Transcity Corp.	3,200	16
Aica Kogyo Co. Ltd.	500	16
Right On Co. Ltd.	2,800	16
Kita-Nippon Bank Ltd.	800	16
Izumi Co. Ltd.	400	15
Japan Lifeline Co. Ltd.	1,100	15
Gurunavi Inc.	1,600	15
Digital Garage Inc.	400	15
Shima Seiki Manufacturing Ltd.	600	15
United Arrows Ltd.	500	15
Tsugami Corp.	1,500	15
*,^ Leopalace21 Corp.	5,700	15
eRex Co. Ltd.	900	15
Daiseki Co. Ltd.	500	15
San-Ai Oil Co. Ltd.	1,500	14
Iriso Electronics Co. Ltd.	300	14
Systena Corp.	900	14
Hirata Corp.	200	14
Maruwa Unyu Kikan Co. Ltd.	600	14
Maruzen Showa Unyu Co. Ltd.	500	14
Maezawa Kasei Industries Co. Ltd.	1,300	14
en-japan Inc.	300	14
Duskin Co. Ltd.	500	14
* RENOVA Inc.	1,300	14
Toa Oil Co. Ltd.	600	14
Daihen Corp.	400	13
Taikisha Ltd.	400	13
Fuyo General Lease Co. Ltd.	200	13
Maruha Nichiro Corp.	500	13
Namura Shipbuilding Co. Ltd.	5,100	13
*,^ Japan Display Inc.	19,700	13
Matsuya Co. Ltd.	1,600	12
Sumitomo Warehouse Co. Ltd.	900	12
Shin Nippon Air Technologies Co. Ltd.	600	12
JP-Holdings Inc.	4,500	12
Takasago Thermal Engineering Co. Ltd.	700	12
Organo Corp.	200	12
Paris Miki Holdings Inc.	4,600	12
Neturen Co. Ltd.	1,500	12
Kureha Corp.	200	12
Sumitomo Bakelite Co. Ltd.	300	12
Honeys Holdings Co. Ltd.	900	12
Milbon Co. Ltd.	200	12
Digital Arts Inc.	200	11
Noevir Holdings Co. Ltd.	200	11
Adastria Co. Ltd.	500	11
Tokyo Ohka Kogyo Co. Ltd.	300	11
Jeol Ltd.	400	11
Mandom Corp.	400	11
Teikoku Electric Manufacturing Co. Ltd.	900	11

Japan Elevator Service Holdings Co. Ltd.	400	11
Idec Corp.	500	11
Nichiha Corp.	400	10
Anicom Holdings Inc.	300	10
Descente Ltd.	600	10
Ines Corp.	800	10
* Vision Inc.	600	10
Central Glass Co. Ltd.	400	10
Oki Electric Industry Co. Ltd.	700	10
Asahi Holdings Inc.	400	10
Nissin Electric Co. Ltd.	900	9
Yaoko Co. Ltd.	200	9
Shinmaywa Industries Ltd.	700	9
* euglena Co. Ltd.	1,200	9
Tonami Holdings Co. Ltd.	200	9
KH Neochem Co. Ltd.	400	9
Modec Inc.	400	9
Mirait Holdings Corp.	600	9
J Trust Co. Ltd.	2,100	9
Argo Graphics Inc.	300	9
MTI Ltd.	1,400	9
* Istyle Inc.	1,200	9
Sanken Electric Co. Ltd.	300	9
Noritsu Koki Co. Ltd.	500	9
Hokkaido Gas Co. Ltd.	600	9
DTS Corp.	400	9
Hitachi Transport System Ltd.	300	9
Kumiai Chemical Industry Co. Ltd.	900	9
JCR Pharmaceuticals Co. Ltd.	100	9
NS United Kaiun Kaisha Ltd.	400	8
Japan Material Co. Ltd.	600	8
Resorttrust Inc.	500	8
HIS Co. Ltd.	300	8
Showa Corp.	400	8
Nojima Corp.	400	8
Computer Engineering & Consulting Ltd.	400	8
Toshiba TEC Corp.	200	8
* KNT-CT Holdings Co. Ltd.	600	8
Menicon Co. Ltd.	200	8
Toridoll Holdings Corp.	300	8
* M&A Capital Partners Co. Ltd.	200	8
Fuji Soft Inc.	200	8
Monogatari Corp.	100	8
Transcosmos Inc.	300	8
H2O Retailing Corp.	700	8
Towa Pharmaceutical Co. Ltd.	300	8
Kadokawa Corp.	500	8
ZIGExN Co. Ltd.	1,500	8
World Co. Ltd.	300	8
Gree Inc.	1,600	8
Eizo Corp.	200	8
SWCC Showa Holdings Co. Ltd.	800	7
Koshidaka Holdings Co. Ltd.	500	7
Nitto Boseki Co. Ltd.	200	7
Megmilk Snow Brand Co. Ltd.	300	7
Orient Corp.	5,000	7
Riso Kyoiku Co. Ltd.	1,900	7

Sanoh Industrial Co. Ltd.	600	7
Dai-Dan Co. Ltd.	300	7
Sumitomo Mitsui Construction Co. Ltd.	1,300	7
Seiren Co. Ltd.	500	7
Trancom Co. Ltd.	100	7
Sinko Industries Ltd.	400	7
Canon Marketing Japan Inc.	300	7
Pacific Industrial Co. Ltd.	500	7
Maruwa Co. Ltd.	100	7
Takuma Co. Ltd.	600	7
Nitto Kogyo Corp.	300	7
Yushin Precision Equipment Co. Ltd.	700	7
Zuken Inc.	300	7
Prestige International Inc.	800	7
Nichicon Corp.	600	7
Nextage Co. Ltd.	600	7
Chiyoda Integre Co. Ltd.	300	7
PAL GROUP Holdings Co. Ltd.	200	6
Hokkoku Bank Ltd.	200	6
Toyo Kanetsu KK	300	6
* KLab Inc.	800	6
KAWADA TECHNOLOGIES Inc.	100	6
* Akebono Brake Industry Co. Ltd.	2,700	6
Shoei Foods Corp.	200	6
Tsukishima Kikai Co. Ltd.	400	6
Miroku Jyoho Service Co. Ltd.	200	6
Ohsho Food Service Corp.	100	6
Solasto Corp.	500	6
Hiday Hidaka Corp.	300	6
NichiiGakkan Co. Ltd.	400	6
Okamura Corp.	600	6
Chuetsu Pulp & Paper Co. Ltd.	400	6
Fixstars Corp.	400	6
Sangetsu Corp.	300	6
Kourakuen Holdings Corp.	300	6
Kanamoto Co. Ltd.	200	6
Denki Kogyo Co. Ltd.	200	6
Shibuya Corp.	200	6
CAC Holdings Corp.	400	6
Raito Kogyo Co. Ltd.	400	6
Sankyo Tateyama Inc.	500	6
ValueCommerce Co. Ltd.	300	6
Musashi Seimitsu Industry Co. Ltd.	400	6
Toa Corp.	400	6
* Medical Data Vision Co. Ltd.	600	5
Daio Paper Corp.	400	5
Eiken Chemical Co. Ltd.	300	5
ASKUL Corp.	200	5
Nippon Soda Co. Ltd.	200	5
* Tokyo Base Co. Ltd.	800	5
Maeda Kosen Co. Ltd.	300	5
Keihanshin Building Co. Ltd.	400	5
Yokogawa Bridge Holdings Corp.	300	5
Earth Corp.	100	5
Tachi-S Co. Ltd.	400	5
Seiko Holdings Corp.	200	5
Nissha Co. Ltd.	500	5

MCJ Co. Ltd.	700	5
Kanematsu Corp.	400	5
* Open Door Inc.	300	5
Sourcenext Corp.	1,100	5
Sinfonia Technology Co. Ltd.	400	5
Shiga Bank Ltd.	200	5
GLOBERIDE Inc.	200	5
LIFULL Co. Ltd.	900	5
Gunze Ltd.	100	5
Ichibanya Co. Ltd.	100	5
Sumida Corp.	400	5
SRA Holdings	200	5
Kohnan Shoji Co. Ltd.	200	5
Kameda Seika Co. Ltd.	100	5
Shoei Co. Ltd.	100	5
Shimojima Co. Ltd.	400	5
Mitsubishi Logisnext Co. Ltd.	400	4
Joshin Denki Co. Ltd.	200	4
Nissei ASB Machine Co. Ltd.	100	4
Tokyo Kiraboshi Financial Group Inc.	300	4
Press Kogyo Co. Ltd.	1,000	4
Taki Chemical Co. Ltd.	100	4
Riken Corp.	100	4
Toho Zinc Co. Ltd.	200	4
Belluna Co. Ltd.	600	4
Mitsuboshi Belting Ltd.	200	4
Okamoto Industries Inc.	100	4
Futaba Industrial Co. Ltd.	500	4
Macromill Inc.	400	4
Teikoku Sen-I Co. Ltd.	200	4
* Remixpoint Inc.	2,000	4
Tayca Corp.	200	4
Nippon Sheet Glass Co. Ltd.	600	4
Obara Group Inc.	100	4
Zuiko Corp.	100	4
* Sanden Holdings Corp.	500	4
Yahagi Construction Co. Ltd.	500	3
Shinnihon Corp.	400	3
Future Corp.	200	3
Feed One Co. Ltd.	2,200	3
Toli Corp.	1,200	3
IDOM Inc.	700	3
OPT Holding Inc.	200	3
Yamashin-Filter Corp.	400	3
Ichikoh Industries Ltd.	400	3
Rheon Automatic Machinery Co. Ltd.	200	3
Nissan Shatai Co. Ltd.	300	3
Asahi Diamond Industrial Co. Ltd.	500	3
* FDK Corp.	400	3
* ARTERIA Networks Corp.	200	3
Qol Holdings Co. Ltd.	200	3
W-Scope Corp.	400	3
Kenko Mayonnaise Co. Ltd.	100	2
Tamron Co. Ltd.	100	2
Saibu Gas Co. Ltd.	100	2
Nippon Thompson Co. Ltd.	500	2
		107,486

Kuwait (0.2%)
National Bank of Kuwait SAKP	151,967	506
Kuwait Finance House KSCP	71,959	173
Ahli United Bank BSC	125,765	115
Agility Public Warehousing Co. KSC	42,577	107
Mobile Telecommunications Co. KSC	45,146	87
Gulf Bank KSCP	57,803	53
National Industries Group Holding SAK	50,719	39
* Warba Bank KSCP	41,638	38
Kuwait International Bank KSCP	38,119	34
Alimtiaz Investment Group KSC	42,505	18
Integrated Holding Co. KCSC	8,798	14
Mezzan Holding Co. KSCC	6,784	12
		1,196
Malaysia (0.7%)
Public Bank Bhd. (Local)	75,600	355
Tenaga Nasional Bhd.	106,748	336
Malayan Banking Bhd.	129,000	263
CIMB Group Holdings Bhd.	199,500	247
DiGi.Com Bhd.	154,600	166
Maxis Bhd.	131,200	163
Dialog Group Bhd.	192,300	154
Axiata Group Bhd.	144,400	143
AMMB Holdings Bhd.	138,100	132
Petronas Chemicals Group Bhd.	66,400	112
PPB Group Bhd.	24,300	106
IHH Healthcare Bhd.	75,200	97
Sime Darby Plantation Bhd.	71,300	85
Hong Leong Bank Bhd.	16,200	66
Press Metal Aluminium Holdings Bhd.	51,600	58
Gamuda Bhd.	59,300	53
Alliance Bank Malaysia Bhd.	76,900	50
TIME dotCom Bhd.	22,400	49
IOI Corp. Bhd.	45,200	47
Malakoff Corp. Bhd.	207,800	45
MISC Bhd.	22,000	43
Genting Plantations Bhd.	17,300	43
Bermaz Auto Bhd.	78,400	40
Petronas Dagangan Bhd.	7,000	38
RHB Bank Bhd.	27,100	37
Yinson Holdings Bhd.	23,000	36
* FGV Holdings Bhd.	111,200	35
Malaysia Airports Holdings Bhd.	16,800	33
Petronas Gas Bhd.	8,600	32
Nestle Malaysia Bhd.	900	31
IJM Corp. Bhd.	61,600	31
Top Glove Corp. Bhd.	27,900	30
Bursa Malaysia Bhd.	20,600	30
Hartalega Holdings Bhd.	23,500	30
Muhibbah Engineering M Bhd.	51,000	29
Hong Leong Financial Group Bhd.	7,000	27
Malaysia Building Society Bhd.	127,300	26
Serba Dinamik Holdings Bhd.	24,400	26
AirAsia Group Bhd.	60,800	25
Westports Holdings Bhd.	24,300	24
Inari Amertron Bhd.	51,600	23
Cahya Mata Sarawak Bhd.	36,800	21

Telekom Malaysia Bhd.	22,900	21
Pavilion REIT	46,300	20
KPJ Healthcare Bhd.	91,000	20
Sime Darby Bhd.	36,400	20
Sunway Bhd.	45,500	19
HAP Seng Consolidated Bhd.	7,500	18
YTL Corp. Bhd.	87,400	18
My EG Services Bhd.	50,700	14
Padini Holdings Bhd.	16,900	14
* WCT Holdings Bhd.	64,900	13
* Velesto Energy Bhd.	144,200	13
VS Industry Bhd.	38,400	12
Malaysian Resources Corp. Bhd.	69,000	12
Sime Darby Property Bhd.	64,800	12
Kossan Rubber Industries	10,500	11
* Bumi Armada Bhd.	86,400	10
Pos Malaysia Bhd.	30,600	10
* AirAsia X Bhd.	278,900	10
Sunway Construction Group Bhd.	20,800	9
* Malayan Cement Bhd.	10,900	8
* UEM Sunrise Bhd.	48,900	8
Supermax Corp. Bhd.	25,500	8
UMW Holdings Bhd.	6,100	6
IOI Properties Group Bhd.	14,800	4
SP Setia Bhd Group	9,100	3
		3,730
Mexico (0.7%)
America Movil SAB de CV	961,300	737
Fomento Economico Mexicano SAB de CV	76,500	696
Grupo Financiero Banorte SAB de CV	94,000	497
Cemex SAB de CV	626,700	232
Grupo Bimbo SAB de CV Class A	130,600	223
Grupo Televisa SAB	95,700	209
2 Macquarie Mexico Real Estate Management SA de CV	126,763	174
Fibra Uno Administracion SA de CV	61,700	95
Grupo Elektra SAB DE CV	1,235	87
Elis SA	3,285	66
Grupo Aeroportuario del Pacifico SAB de CV Class B	6,400	65
Coca-Cola Femsa SAB de CV	10,100	58
Grupo Aeroportuario del Sureste SAB de CV Class B	2,680	46
Grupo Aeroportuario del Centro Norte SAB de CV Class B	6,700	45
Arca Continental SAB de CV	7,400	39
Kimberly-Clark de Mexico SAB de CV Class A	19,400	37
* Alsea SAB de CV	13,400	36
Orbia Advance Corp. SAB de CV	15,600	34
* Controladora Vuela Cia de Aviacion SAB de CV Class A	31,200	33
Infraestructura Energetica Nova SAB de CV	7,900	32
Grupo Financiero Inbursa SAB de CV	26,700	32
Regional SAB de CV	5,700	31
Grupo Carso SAB de CV	7,300	25
2 Concentradora Fibra Hotelera Mexicana SA de CV	48,900	23
PLA Administradora Industrial S de RL de CV	13,500	22
Gentera SAB de CV	21,200	20
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santand	14,300	18
* La Comer SAB de CV	13,200	17
Industrias Penoles SAB de CV	1,555	17

	Grupo Cementos de Chihuahua SAB de CV	3,000	16
	Bolsa Mexicana de Valores SAB de CV	7,100	15
*	Hoteles City Express SAB de CV	14,100	12
	Grupo Herdez SAB de CV	5,700	11
	Grupo Comercial Chedraui SA de CV	7,600	11
	Qualitas Controladora SAB de CV	2,100	9
	Prologis Property Mexico SA de CV	4,000	8
	Credito Real SAB de CV SOFOM ER	6,800	8
*	Genomma Lab Internacional SAB de CV Class B	7,800	7
	Grupo Rotoplas SAB de CV	7,800	7
	Corp Inmobiliaria Vesta SAB de CV	3,500	6
*	Axtel SAB de CV	34,400	5
	Grupo Lala SAB de CV	4,300	4
			3,765
Netherlands (2.8%)
	ASML Holding NV	11,836	3,209
	Unilever NV	42,710	2,541
	ING Groep NV	119,939	1,379
	Koninklijke Philips NV	28,940	1,344
	Koninklijke Ahold Delhaize NV	34,603	891
	Koninklijke DSM NV	5,669	726
	Akzo Nobel NV	7,234	693
	Unibail-Rodamco-Westfield	4,281	669
	Wolters Kluwer NV	8,868	637
	Koninklijke KPN NV	124,465	383
	NN Group NV	9,561	367
	Randstad NV	5,709	332
	Aegon NV	68,596	309
*,2 Adyen NV		358	275
2	ABN AMRO Bank NV	14,157	241
	ASR Nederland NV	6,488	241
	IMCD NV	2,542	212
	TKH Group NV	2,841	147
	SBM Offshore NV	6,319	106
2	Signify NV	2,962	88
*,2 Takeaway.com NV		980	88
*	Altice Europe NV Class B	13,512	80
	ASM International NV	711	79
	BE Semiconductor Industries NV	1,317	49
	Corbion NV	1,456	45
2	Intertrust NV	2,233	42
	Koninklijke Vopak NV	712	38
	Boskalis Westminster	1,540	36
	APERAM SA	1,058	32
	Sligro Food Group NV	1,092	29
*	OCI NV	1,487	28
	Wereldhave NV	895	21
	PostNL NV	8,456	18
	Koninklijke BAM Groep NV	6,201	17
	TomTom NV	1,235	13
2	Flow Traders	543	13
*,2 Basic-Fit NV		349	13
	Accell Group NV	378	11
	NSI NV	202	9
	Vastned Retail NV	142	4

2 GrandVision NV	113	3
		15,458
New Zealand (0.3%)
Fisher & Paykel Healthcare Corp. Ltd.	26,451	376
* a2 Milk Co. Ltd.	28,006	279
Spark New Zealand Ltd.	93,548	273
Auckland International Airport Ltd.	46,302	269
Contact Energy Ltd.	47,527	219
Ryman Healthcare Ltd.	6,130	59
Infratil Ltd.	14,663	46
Meridian Energy Ltd.	14,253	43
Fletcher Building Ltd.	11,978	40
Mercury NZ Ltd.	11,981	37
Mainfreight Ltd.	1,339	36
Kiwi Property Group Ltd.	31,736	32
Summerset Group Holdings Ltd.	5,141	25
Freightways Ltd.	4,706	24
Precinct Properties New Zealand Ltd.	19,911	23
EBOS Group Ltd.	1,392	20
Z Energy Ltd.	3,990	13
Goodman Property Trust	8,559	12
Kathmandu Holdings Ltd.	5,898	11
* Synlait Milk Ltd.	1,759	11
Air New Zealand Ltd.	4,685	9
Tourism Holdings Ltd.	1,445	3
		1,860
Norway (0.6%)
DNB ASA	33,190	557
Mowi ASA	16,301	404
Telenor ASA	22,115	404
Orkla ASA	32,236	312
Yara International ASA	6,866	259
Storebrand ASA	32,238	231
Norsk Hydro ASA	64,201	227
Bakkafrost P/F	1,170	79
TGS NOPEC Geophysical Co. ASA	2,713	77
SpareBank 1 SMN	5,532	58
Schibsted ASA Class B	2,167	56
Subsea 7 SA	4,848	51
SpareBank 1 SR-Bank ASA	4,383	46
Tomra Systems ASA	1,547	46
2 Entra ASA	2,375	36
Gjensidige Forsikring ASA	1,826	34
* Norwegian Finans Holding ASA	3,286	32
Salmar ASA	680	32
Atea ASA	1,925	27
* Adevinta ASA	2,438	25
Leroy Seafood Group ASA	3,662	23
* Frontline Ltd.	1,793	20
2 Scatec Solar ASA	1,284	15
2 BW LPG Ltd.	1,766	15
Austevoll Seafood ASA	1,525	15
* PGS ASA	6,020	10
2 Elkem ASA	4,052	9
Veidekke ASA	714	9
2 Sbanken ASA	1,173	9

*	Nordic Semiconductor ASA	1,374	8
	Borregaard ASA	780	8
	Schibsted ASA Class A	268	7
	Grieg Seafood ASA	422	7
	Hoegh LNG Holdings Ltd.	1,642	6
*,2 XXL ASA		3,388	6
*	Norwegian Air Shuttle ASA	874	4
*	Seadrill Ltd.	3,111	3
*	Akastor ASA	3,428	3
*,2 Aker Solutions ASA		1,196	3
*	Bakkafrost P/F Rights Exp. 12/05/2019	18	—
*,§ XXL ASA Rights Exp.		167	—
			3,173
Pakistan (0.0%)
*	SUI Southern Gas Co. Ltd.	541,000	71
	Lucky Cement Ltd.	16,400	45
	Pakistan State Oil Co. Ltd.	35,880	42
	MCB Bank Ltd.	25,800	33
	SUI Northern Gas Pipeline	41,500	20
	Kot Addu Power Co. Ltd.	77,500	17
	Searle Co. Ltd.	10,300	12
*	Hub Power Co. Ltd.	14,012	8
	Engro Corp. Ltd.	2,420	5
	Habib Bank Ltd.	5,300	5
	Bank Alfalah Ltd.	15,000	5
			263
Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	5,921	91

Philippines (0.2%)
	Ayala Land Inc.	249,300	223
	BDO Unibank Inc.	73,210	219
	Bank of the Philippine Islands	92,380	156
	International Container Terminal Services Inc.	26,250	64
	Metropolitan Bank & Trust Co.	35,357	46
	PLDT Inc.	1,850	39
	Jollibee Foods Corp.	10,290	39
	Security Bank Corp.	9,140	37
	Manila Electric Co.	4,610	29
	First Gen Corp.	51,000	25
	Cebu Air Inc.	13,720	25
	Ayala Corp.	1,430	23
	Globe Telecom Inc.	580	22
	San Miguel Food and Beverage Inc.	10,320	18
	Aboitiz Power Corp.	18,100	12
	Manila Water Co. Inc.	31,600	12
	Wilcon Depot Inc.	30,900	11
	Filinvest Land Inc.	339,000	10
	Nickel Asia Corp.	144,000	9
	Robinsons Retail Holdings Inc.	5,100	8
	Puregold Price Club Inc.	9,000	7
	Vista Land & Lifescapes Inc.	36,100	6
	Century Pacific Food Inc.	15,400	5
*,2 CEMEX Holdings Philippines Inc.		72,000	3
			1,048

Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	35,913	331
	Bank Polska Kasa Opieki SA	8,249	221
	Powszechny Zaklad Ubezpieczen SA	20,973	207
	CD Projekt SA	1,020	68
*	KGHM Polska Miedz SA	2,047	47
*,2 Dino Polska SA		943	32
	Santander Bank Polska SA	430	30
	LPP SA	13	29
*	Orange Polska SA	17,084	28
*	mBank SA	187	18
*	Bank Millennium SA	10,988	15
	Kernel Holding SA	1,327	14
	CCC SA	469	13
*	Alior Bank SA	1,754	13
	KRUK SA	302	12
	Asseco Poland SA	742	11
	Cyfrowy Polsat SA	1,253	9
*	AmRest Holdings SE	574	7
	Budimex SA	146	6
	PKP Cargo SA	735	4
*	Energa SA	2,079	4
			1,119
Portugal (0.0%)
	Jeronimo Martins SGPS SA	3,893	62
	Banco Comercial Portugues SA	141,822	31
	NOS SGPS SA	4,992	27
	Sonae SGPS SA	24,793	25
	CTT-Correios de Portugal SA	6,496	22
	REN - Redes Energeticas Nacionais SGPS SA	6,873	21
	EDP Renovaveis SA	1,614	18
	Navigator Co. SA	4,298	16
	Altri SGPS SA	1,635	10
			232
Qatar (0.2%)
	Qatar National Bank QPSC	121,057	640
	Masraf Al Rayan QSC	99,907	106
	Industries Qatar QSC	31,954	89
	Qatar Fuel QSC	13,074	80
*	Mesaieed Petrochemical Holding Co.	103,514	74
	Commercial Bank PSQC	54,272	65
	Qatar Gas Transport Co. Ltd.	77,735	54
	Vodafone Qatar QSC	109,533	36
	Doha Bank QPSC	51,109	35
	Ooredoo QPSC	17,270	33
	United Development Co. QSC	49,784	19
	Medicare Group	7,879	19
	Al Meera Consumer Goods Co. QSC	4,301	18
*	Ezdan Holding Group QSC	50,710	9
			1,277
Russia (0.3%)
	Sberbank of Russia PJSC	293,050	1,065
	Mobile TeleSystems PJSC	29,820	141
	AK Transneft OAO Preference Shares	47	124
	VTB Bank PJSC	92,410,000	65
	Moscow Exchange MICEX-RTS PJSC	29,100	48

Inter RAO UES PJSC	676,000	47
Novolipetsk Steel PJSC	22,270	45
Magnit PJSC	850	43
Aeroflot PJSC	25,740	41
Sistema PJSFC	137,500	32
Polyus PJSC GDR	557	30
* M.Video PJSC	3,690	28
PhosAgro PJSC	732	28
ENEL RUSSIA PJSC	1,899,000	27
OGK-2 PJSC	2,603,000	25
TMK PJSC	25,120	20
TGC-1 PJSC	94,300,000	18
2 Detsky Mir PJSC	11,340	17
ROSSETI PJSC	835,000	15
RusHydro PJSC	1,809,000	15
Polyus PJSC	117	13
Federal Grid Co. Unified Energy System PJSC	3,960,000	12
Lenenergo PJSC Preference Shares	2,500	5
		1,904
Singapore (1.1%)
DBS Group Holdings Ltd.	59,700	1,102
Oversea-Chinese Banking Corp. Ltd.	104,900	827
United Overseas Bank Ltd.	41,500	783
* Singapore Telecommunications Ltd.	220,600	545
Keppel Corp. Ltd.	66,300	326
Singapore Exchange Ltd.	47,600	308
City Developments Ltd.	34,900	264
CapitaLand Ltd.	97,600	263
UOL Group Ltd.	43,000	244
ComfortDelGro Corp. Ltd.	125,600	216
Singapore Press Holdings Ltd.	134,100	216
Wilmar International Ltd.	61,500	184
Venture Corp. Ltd.	5,700	66
Mapletree Industrial Trust	32,100	59
Mapletree Logistics Trust	44,800	55
NetLink NBN Trust	80,700	55
Suntec REIT	40,900	55
Manulife US REIT	44,394	43
Keppel REIT	46,800	42
Sembcorp Industries Ltd.	24,200	39
Mapletree North Asia Commercial Trust	44,900	39
Ascendas India Trust	28,000	32
Golden Agri-Resources Ltd.	168,800	27
Sabana Shari'ah Compliant Industrial REIT	61,100	21
Hutchison Port Holdings Trust	129,400	20
* Sembcorp Marine Ltd.	22,100	20
Keppel DC REIT	12,928	19
Olam International Ltd.	14,300	19
ESR-REIT	44,761	17
Raffles Medical Group Ltd.	23,700	17
Ascott Residence Trust	13,700	13
Frasers Logistics & Industrial Trust	9,800	9
Lippo Malls Indonesia Retail Trust	32,400	6
* Yoma Strategic Holdings Ltd.	20,000	5
StarHub Ltd.	4,400	4
§ Best World International Ltd.	3,000	3

SATS Ltd.	800	3
		5,966
South Africa (1.5%)
Naspers Ltd.	13,268	1,891
Standard Bank Group Ltd.	41,635	470
FirstRand Ltd.	100,820	430
Sanlam Ltd.	59,645	311
Bid Corp. Ltd.	13,718	302
Remgro Ltd.	21,957	288
Absa Group Ltd.	27,101	272
Clicks Group Ltd.	13,604	232
Nedbank Group Ltd.	14,600	218
Bidvest Group Ltd.	15,017	208
RMB Holdings Ltd.	37,724	208
Capitec Bank Holdings Ltd.	2,143	207
PSG Group Ltd.	12,245	195
SPAR Group Ltd.	13,743	193
Vodacom Group Ltd.	23,069	191
Redefine Properties Ltd.	318,759	179
Old Mutual Ltd.	138,555	175
Shoprite Holdings Ltd.	18,901	165
* Impala Platinum Holdings Ltd.	20,820	160
Gold Fields Ltd.	29,603	158
Growthpoint Properties Ltd.	99,831	155
AVI Ltd.	26,111	155
Foschini Group Ltd.	14,340	152
Mr Price Group Ltd.	11,509	137
Tiger Brands Ltd.	8,836	123
Discovery Ltd.	13,341	107
* Aspen Pharmacare Holdings Ltd.	12,011	96
Anglo American Platinum Ltd.	879	73
* MultiChoice Group	6,483	54
* Northam Platinum Ltd.	5,765	42
NEPI Rockcastle plc	4,932	42
Pick n Pay Stores Ltd.	7,522	35
Rand Merchant Investment Holdings Ltd.	16,193	33
Netcare Ltd.	23,285	32
Fortress REIT Ltd. Class A	23,070	31
Woolworths Holdings Ltd.	8,701	31
Barloworld Ltd.	3,920	30
Investec Ltd.	5,051	29
Pioneer Foods Group Ltd.	3,809	28
Vukile Property Fund Ltd.	19,973	27
Truworths International Ltd.	7,419	26
AECI Ltd.	3,214	23
* Harmony Gold Mining Co. Ltd.	7,423	23
JSE Ltd.	2,651	22
Hyprop Investments Ltd.	5,458	22
Reunert Ltd.	4,636	22
Liberty Holdings Ltd.	2,847	22
Sappi Ltd.	7,124	19
Motus Holdings Ltd.	3,936	19
Kumba Iron Ore Ltd.	660	17
2 Dis-Chem Pharmacies Ltd.	8,756	16
Telkom SA SOC Ltd.	4,621	15
Momentum Metropolitan Holdings	10,419	14
Coronation Fund Managers Ltd.	4,546	13

	Santam Ltd.	637	13
	KAP Industrial Holdings Ltd.	42,829	12
	SA Corporate Real Estate Ltd.	52,269	12
	Assore Ltd.	497	8
	Resilient REIT Ltd.	1,780	8
	Massmart Holdings Ltd.	2,664	8
*	Super Group Ltd.	3,557	7
	Astral Foods Ltd.	453	6
*	Nampak Ltd.	14,448	5
	Imperial Logistics Ltd.	1,382	5
*	PPC Ltd.	14,109	3
	Lewis Group Ltd.	1,258	3
			8,228
South Korea (3.2%)
	Samsung Electronics Co. Ltd.	129,766	5,547
	Samsung Electronics Co. Ltd. Preference Shares	33,558	1,163
	SK Hynix Inc.	14,332	986
	NAVER Corp.	3,709	541
	Shinhan Financial Group Co. Ltd.	13,731	507
	Hyundai Motor Co.	4,546	466
	KB Financial Group Inc.	11,338	443
	Hyundai Mobis Co. Ltd.	1,844	383
	LG Chem Ltd.	1,413	368
	LG Household & Health Care Ltd.	318	341
	Kia Motors Corp.	8,098	297
	Hana Financial Group Inc.	9,111	276
	Samsung SDI Co. Ltd.	1,364	268
	Samsung Fire & Marine Insurance Co. Ltd.	1,062	209
	Woori Financial Group Inc.	18,226	181
	Samsung Electro-Mechanics Co. Ltd.	1,716	162
	Kakao Corp.	1,217	160
	Mirae Asset Daewoo Co. Ltd.	25,713	158
	S-Oil Corp.	1,962	149
	Samsung Securities Co. Ltd.	4,790	147
	BNK Financial Group Inc.	23,367	138
	Industrial Bank of Korea	13,622	136
	Woongjin Coway Co. Ltd.	1,634	124
	Amorepacific Corp. Preference Shares	1,546	115
	Samsung Life Insurance Co. Ltd.	1,847	112
	DB Insurance Co. Ltd.	2,032	96
	LG Electronics Inc.	1,607	95
	CJ CheilJedang Corp.	439	92
*	LG Display Co. Ltd.	7,361	92
	Samsung SDS Co. Ltd.	544	90
*,2 Samsung Biologics Co. Ltd.		265	88
	Lotte Chemical Corp.	461	86
	SK Securities Co. Ltd.	168,085	85
	Hankook Tire & Technology Co. Ltd.	2,966	84
	Lotte Corp.	2,544	77
	Hyundai Department Store Co. Ltd.	1,007	71
	Lotte Shopping Co. Ltd.	626	70
	Fila Korea Ltd.	1,578	69
	Green Cross Corp.	636	69
	Amorepacific Corp.	416	67
	KISCO Corp.	14,830	61
	Samchully Co. Ltd.	817	59
	Modetour Network Inc.	3,999	56

SK Telecom Co. Ltd. ADR	2,400	55
AMOREPACIFIC Group	779	54
* Samsung Heavy Industries Co. Ltd.	8,869	52
LG Electronics Inc. Preference Shares	1,903	45
* Samsung Engineering Co. Ltd.	2,788	44
LG Uplus Corp.	3,887	44
* Korea Line Corp.	2,290	42
SK Telecom Co. Ltd.	197	41
Hyundai Glovis Co. Ltd.	321	41
Interpark Holdings Corp.	19,256	36
Cheil Worldwide Inc.	1,797	36
Chong Kun Dang Pharmaceutical Corp.	462	36
Posco ICT Co. Ltd.	8,529	35
* Samsung Pharmaceutical Co. Ltd.	10,189	35
Douzone Bizon Co. Ltd.	578	35
LEENO Industrial Inc.	690	34
Koh Young Technology Inc.	395	34
Samsung Card Co. Ltd.	1,055	33
WONIK IPS Co. Ltd.	1,267	33
Meritz Securities Co. Ltd.	8,815	32
Hyundai Marine & Fire Insurance Co. Ltd.	1,258	30
LG Innotek Co. Ltd.	288	30
DB Financial Investment Co. Ltd.	8,159	30
Korea Asset In Trust Co. Ltd.	9,307	28
* Seobu T&D	3,847	28
* Hansol Holdings Co. Ltd.	8,018	28
DB HiTek Co. Ltd.	1,664	27
* Hanall Biopharma Co. Ltd.	930	27
Dong-A Socio Holdings Co. Ltd.	303	26
Sam Young Electronics Co. Ltd.	3,282	25
Mando Corp.	827	24
KCC Corp.	131	24
Eo Technics Co. Ltd.	313	24
* GemVax & Kael Co. Ltd.	1,086	23
* G-treeBNT Co. Ltd.	926	23
JB Financial Group Co. Ltd.	4,822	22
Hanjin Kal Corp.	726	22
DoubleUGames Co. Ltd.	531	22
F&F Co. Ltd.	231	22
* CUROCOM Co. Ltd.	14,268	21
Kolon Industries Inc.	506	20
Yuhan Corp.	111	20
Hanwha Chemical Corp.	1,344	20
Ssangyong Cement Industrial Co. Ltd.	4,172	19
Cosmax BTI Inc	1,637	19
* COSON Co. Ltd.	3,236	18
* HLB Life Science CO Ltd.	908	18
* Eusu Holdings Co. Ltd.	3,146	18
Hanon Systems	1,909	17
* Pearl Abyss Corp.	111	17
Namyang Dairy Products Co. Ltd.	45	17
Cosmax Inc.	247	17
Hyundai Elevator Co. Ltd.	280	17
* Oscotec Inc.	862	17
Com2uSCorp	191	16
Korean Air Lines Co. Ltd.	776	16
Hansol Paper Co. Ltd.	1,268	16

* Hyundai Merchant Marine Co. Ltd.	5,073	16
* Komipharm International Co. Ltd.	1,335	15
Soulbrain Co. Ltd.	258	15
* SFA Semicon Co. Ltd.	4,940	15
It's Hanbul Co. Ltd.	973	15
CJ Freshway Corp.	691	15
POSCO Chemical Co. Ltd.	357	15
Hankook Shell Oil Co. Ltd.	52	15
LG Household & Health Care Ltd. Preference Shares	23	14
* CJ Logistics Corp.	108	14
ICD Co. Ltd.	931	14
Daishin Securities Co. Ltd.	1,382	14
Kolmar Korea Co. Ltd.	347	14
Dae Han Flour Mills Co. Ltd.	105	14
Maeil Dairies Co. Ltd.	192	14
NS Shopping Co. Ltd.	1,628	14
* Coreana Cosmetics Co. Ltd.	4,004	13
* CMG Pharmaceutical Co. Ltd.	3,943	13
* Innox Advanced Materials Co. Ltd.	313	13
Meritz Fire & Marine Insurance Co. Ltd.	835	13
i-SENS Inc.	589	13
Hyosung Chemical Corp.	107	13
BGF retail Co. Ltd.	88	13
KC Co. Ltd.	1,095	12
* Leaders Cosmetics Co. Ltd.	2,509	12
Kumho Petrochemical Co. Ltd.	196	12
LOTTE Fine Chemical Co. Ltd.	311	12
* Lutronic Corp.	1,359	12
TK Corp.	1,400	12
* Aprogen pharmaceuticals Inc.	12,249	12
Hyundai Steel Co.	409	11
* Neowiz	774	11
OCI Co. Ltd.	207	11
Hanjin Transportation Co. Ltd.	434	11
Korean Reinsurance Co.	1,499	11
* Naturecell Co. Ltd.	1,209	11
* Enzychem Lifesciences Corp.	225	11
* Asiana Airlines Inc.	2,347	11
iMarketKorea Inc.	1,222	10
* Anterogen Co. Ltd.	291	10
Vieworks Co. Ltd.	424	10
* SBS Media Holdings Co. Ltd.	5,844	10
* Hyosung Heavy Industries Corp.	457	10
GOLFZON Co. Ltd.	155	10
* Genexine Co. Ltd.	211	9
* Mezzion Pharma Co. Ltd.	76	9
* Ananti Inc.	956	9
Youngone Corp.	290	9
* Hugel Inc.	27	9
* Sangsangin Co. Ltd.	1,251	9
* Foosung Co. Ltd.	1,294	9
Cuckoo Homesys Co. Ltd.	224	9
KISWIRE Ltd.	452	8
Byucksan Corp.	5,036	8
* ABLBio Inc.	516	8
Chongkundang Holdings Corp.	97	8
Dae Hwa Pharmaceutical Co. Ltd.	783	8

NEPES Corp.	397	8
Korea Electric Terminal Co. Ltd.	215	7
LG Chem Ltd. Preference Shares	52	7
Sung Kwang Bend Co. Ltd.	859	7
E1 Corp.	173	7
HS Industries Co. Ltd.	716	7
INTOPS Co. Ltd.	636	7
* Eutilex Co. Ltd.	140	7
NICE Information Service Co. Ltd.	538	6
Dongjin Semichem Co. Ltd.	516	6
KIWOOM Securities Co. Ltd.	98	6
Hansol Chemical Co. Ltd.	72	6
LS Industrial Systems Co. Ltd.	143	6
Innocean Worldwide Inc.	112	6
Ahnlab Inc.	112	6
* Seegene Inc.	251	6
SK Materials Co. Ltd.	40	6
* Webzen Inc.	432	6
* DIO Corp.	165	6
Green Cross Holdings Corp.	304	6
* SM Entertainment Co. Ltd.	170	6
Taekwang Industrial Co. Ltd.	6	5
JYP Entertainment Corp.	289	5
* Able C&C Co. Ltd.	625	5
SK Chemicals Co. Ltd.	91	5
Halla Holdings Corp.	135	5
Partron Co. Ltd.	533	5
* BH Co. Ltd.	301	5
* Cafe24 Corp.	127	5
* Gamevil Inc.	207	5
Mirae Asset Life Insurance Co. Ltd.	1,455	5
Shinsegae International Inc.	29	5
* Osstem Implant Co. Ltd.	154	5
* Inscobee Inc.	2,000	5
Dong-A ST Co. Ltd.	55	5
Hyundai Greenfood Co. Ltd.	509	5
Daeduck Electronics Co.	574	5
* Iljin Materials Co. Ltd.	146	5
Advanced Process Systems Corp.	198	5
InBody Co. Ltd.	250	5
* Telcon RF Pharmaceutical Inc.	768	5
* CrystalGenomics Inc.	405	5
Dongwon Industries Co. Ltd.	25	5
Seoul Semiconductor Co. Ltd.	418	5
Taeyoung Engineering & Construction Co. Ltd.	477	5
SK Gas Ltd.	62	5
Daekyo Co. Ltd.	867	4
* Amicogen Inc.	213	4
* Pharmicell Co. Ltd.	671	4
SL Corp.	274	4
* LegoChem Biosciences Inc.	101	4
Dentium Co. Ltd.	91	4
Sebang Global Battery Co. Ltd.	134	4
COSMAX NBT Inc.	780	4
Samyang Holdings Corp.	72	4
Daesang Corp.	202	4
GS Home Shopping Inc.	31	4

	Handsome Co. Ltd.	146	4
*	Medipost Co. Ltd.	136	4
	CJ CGV Co. Ltd.	124	4
	Daea TI Co. Ltd.	895	4
*	Feelux Co. Ltd.	509	4
	Hyundai Home Shopping Network Corp.	52	4
	Binggrae Co. Ltd.	81	4
	Bukwang Pharmaceutical Co. Ltd.	294	4
*	Dongkuk Steel Mill Co. Ltd.	712	4
	Daewoong Pharmaceutical Co. Ltd.	32	4
	Hana Tour Service Inc.	87	4
	Hancom Inc.	421	4
	Youngone Holdings Co. Ltd.	84	4
*	NKMax Co. Ltd.	397	4
	Tongyang Inc.	2,898	4
	LF Corp.	230	3
*,§ Cellumed Co. Ltd.		685	3
	Hansae Co. Ltd.	229	3
	Sam Chun Dang Pharm Co. Ltd.	130	3
*	iNtRON Biotechnology Inc.	283	3
*	Ecopro Co. Ltd.	179	3
*	Humax Co. Ltd.	745	3
	Wemade Co. Ltd.	118	3
*	Binex Co. Ltd.	446	3
*	KONA I Co. Ltd.	235	3
*	Homecast Co. Ltd.	757	3
*	STCUBE	278	2
*	Esmo Corp.	1,491	2
*	Ssangyong Motor Co.	912	2
*,§ AMOREPACIFIC Group Rights Exp. 12/06/2019		53	—
			17,460
Spain (1.8%)
	Banco Santander SA (XMAD)	489,066	1,905
	Banco Bilbao Vizcaya Argentaria SA	201,959	1,061
	Telefonica SA	134,092	1,026
	Industria de Diseno Textil SA	32,728	1,018
	Amadeus IT Group SA	12,508	995
2	Cellnex Telecom SA	10,280	441
	CaixaBank SA	122,439	361
2	Aena SME SA	1,865	342
	Bankinter SA	40,813	285
	Red Electrica Corp. SA	13,817	270
	Enagas SA	10,198	254
	Banco de Sabadell SA	227,308	252
	Grifols SA Preference Shares	10,371	237
	Grifols SA	5,938	203
	Merlin Properties Socimi SA	13,530	193
	Bankia SA	77,927	151
	Bolsas y Mercados Espanoles SHMSF SA	1,444	56
	Faes Farma SA	8,070	47
	Inmobiliaria Colonial Socimi SA	3,756	47
	Mapfre SA	13,921	39
	Ebro Foods SA	1,729	38
	Banco Santander SA (XMEX)	9,806	37
	Corp Financiera Alba SA	679	36
	Viscofan SA	636	34
	Acerinox SA	3,193	33

*	Masmovil Ibercom SA	1,471	33
*	Indra Sistemas SA	3,000	32
	Prosegur Cia de Seguridad SA	6,488	27
*,2 Neinor Homes SA		1,895	24
*	Almirall SA	1,397	24
	Zardoya Otis SA	3,083	24
	Cia de Distribucion Integral Logista Holdings SA	1,020	23
2	Prosegur Cash SA	12,332	20
*	Fluidra SA	1,229	15
2	Euskaltel SA	978	10
*	Sacyr SA	3,538	10
2	Metrovacesa SA	937	9
*	Pharma Mar SA	3,177	8
*	Fomento de Construcciones y Contratas SA	641	8
2	Gestamp Automocion SA	1,513	7
2	Unicaja Banco SA	6,305	6
	Ence Energia y Celulosa SA	1,476	6
	Construcciones y Auxiliar de Ferrocarriles SA	129	6
*	Promotora de Informaciones SA	3,532	5
			9,658
Sweden (2.2%)
	Atlas Copco AB Class A	25,485	934
	Telefonaktiebolaget LM Ericsson Class B	95,707	863
	Volvo AB Class B	45,540	704
	Assa Abloy AB Class B	28,816	684
^	Hennes & Mauritz AB Class B	29,604	571
	Essity AB Class B	17,847	561
	Investor AB Class B	7,824	414
	Investor AB Class A	7,823	408
	Swedbank AB Class A	31,123	405
	Svenska Handelsbanken AB Class A	40,661	399
	Skandinaviska Enskilda Banken AB Class A	44,714	383
	Skanska AB Class B	16,676	368
	Industrivarden AB Class A	15,337	362
	SKF AB	18,901	361
	Telia Co. AB	76,258	330
	Boliden AB	12,462	321
	Svenska Cellulosa AB SCA Class B	31,534	314
	Tele2 AB	20,607	304
^	Kinnevik AB	11,882	272
	Securitas AB Class B	16,205	269
	Electrolux AB Class B	10,266	264
	Epiroc AB Class A	21,565	252
	Castellum AB	11,686	250
	Trelleborg AB Class B	14,984	247
	Elekta AB Class B	13,874	174
	Atlas Copco AB Class B	5,039	163
*	Swedish Orphan Biovitrum AB	9,065	151
	Nibe Industrier AB Class B	5,626	86
	Getinge AB	4,692	81
	Pandox AB Class B	2,924	64
	Loomis AB Class B	1,400	58
	AAK AB	3,156	58
	Fabege AB	3,601	56
	Holmen AB	1,851	55
	Indutrade AB	1,680	55
	Husqvarna AB	6,867	54

	Nordic Entertainment Group AB Class B	1,632	50
	Kungsleden AB	5,167	49
2	Dometic Group AB	4,793	48
	Hemfosa Fastigheter AB	3,888	47
	Wihlborgs Fastigheter AB	2,704	45
	Axfood AB	2,093	45
	ICA Gruppen AB	1,024	45
	JM AB	1,606	44
	NCC AB Class B	2,731	43
2	Thule Group AB	1,949	42
	SSAB AB Class B	14,204	40
	Hexpol AB	4,265	39
	Vitrolife AB	1,844	36
2	Bravida Holding AB	3,873	34
	BillerudKorsnas AB	2,770	32
	Wallenstam AB	2,737	31
	Intrum AB	1,213	31
	Hufvudstaden AB Class A	1,589	29
	Nobia AB	3,638	25
*	Modern Times Group MTG AB Class B	2,266	24
	Investment AB Latour Class B	1,517	23
	Bonava AB	2,184	22
	Peab AB Class B	2,389	20
	Lindab International AB	1,607	19
	Nolato AB Class B	282	16
	Catena AB	372	15
	Beijer Ref AB	563	15
	Ratos AB	4,064	14
*	SAS AB	6,747	14
	Svenska Handelsbanken AB Class B	1,415	14
	Avanza Bank Holding AB	1,095	11
	Klovern AB Preference Shares	279	11
*	Adapteo Oyj	805	10
	Clas Ohlson AB	967	10
	Industrivarden AB	395	9
	Bilia AB	824	8
*	Nyfosa AB	1,076	8
	Mycronic AB	472	8
*,2 Munters Group AB		1,379	7
	Arjo AB	1,525	7
2	Resurs Holding AB	1,152	7
2	Attendo AB	1,249	6
	Bure Equity AB	327	6
	Concentric AB	326	5
2	Scandic Hotels Group AB	536	5
*	Hansa Biopharma AB	352	5
	SkiStar AB	284	4
			12,373
Switzerland (6.2%)
	Nestle SA	87,258	9,061
	Roche Holding AG	19,719	6,079
	Zurich Insurance Group AG	4,171	1,637
	UBS Group AG	96,510	1,169
	Cie Financiere Richemont SA	15,401	1,168
	Credit Suisse Group AG	68,533	897
	Swiss Re AG	7,866	852
	Givaudan SA	283	832

Lonza Group AG	2,182	741
* Alcon Inc.	12,283	679
Geberit AG	1,193	641
Roche Holding AG (Bearer)	1,956	596
Swiss Life Holding AG	1,136	563
Partners Group Holding AG	557	470
Sonova Holding AG	1,998	457
Swisscom AG	804	416
Straumann Holding AG	427	411
Adecco Group AG	6,517	403
Schindler Holding AG	1,590	396
Swiss Prime Site AG	3,712	392
Temenos AG	2,383	362
Julius Baer Group Ltd.	7,619	359
Chocoladefabriken Lindt & Spruengli AG	47	358
Baloise Holding AG	1,981	344
Kuehne & Nagel International AG	1,990	323
Logitech International SA	7,215	315
Vifor Pharma AG	1,669	298
Cembra Money Bank AG	2,595	270
Georg Fischer AG	265	260
Dufry AG	2,403	235
Clariant AG	11,022	228
2 Galenica AG	3,724	224
Mobimo Holding AG	777	223
Flughafen Zurich AG	1,250	222
Helvetia Holding AG	1,568	214
2 Sunrise Communications Group AG	2,533	199
Barry Callebaut AG	77	155
* ams AG	2,914	141
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	85
Allreal Holding AG	433	83
PSP Swiss Property AG	596	78
BB Biotech AG	973	67
Belimo Holding AG	10	66
Schindler Holding AG (Registered)	272	65
SIG Combibloc Group AG	4,370	61
Tecan Group AG	216	58
Banque Cantonale Vaudoise	68	52
* Idorsia Ltd.	1,727	46
Bucher Industries AG	144	46
Landis&Gyr Group AG	446	46
Vontobel Holding AG	682	44
Forbo Holding AG	24	40
dormakaba Holding AG	56	38
SFS Group AG	377	35
Siegfried Holding AG	79	35
Valiant Holding AG	342	33
Emmi AG	38	32
Daetwyler Holding AG	164	28
Conzzeta AG	28	27
Huber & Suhner AG	369	25
Schweiter Technologies AG	21	24
Valora Holding AG	88	23
Inficon Holding AG	30	22
Komax Holding AG	96	21
Burckhardt Compression Holding AG	79	19

HBM Healthcare Investments AG	83	18
* Aryzta AG	16,722	18
Bachem Holding AG	118	18
Kardex AG	107	17
Ypsomed Holding AG	120	16
Intershop Holding AG	28	16
Zehnder Group AG	334	15
LEM Holding SA	11	15
VZ Holding AG	43	13
Interroll Holding AG	5	11
DKSH Holding AG	181	9
Berner Kantonalbank AG	42	9
Implenia AG	164	6
Comet Holding AG	53	6
u-blox Holding AG	59	5
* GAM Holding AG	1,791	5
* COSMO Pharmaceuticals NV	59	4
St. Galler Kantonalbank AG	10	4
Ascom Holding AG	373	4
* Meyer Burger Technology AG	7,432	3
		34,001
Taiwan (4.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	703,174	7,073
Hon Hai Precision Industry Co. Ltd.	338,400	981
MediaTek Inc.	43,104	596
Largan Precision Co. Ltd.	3,000	436
Uni-President Enterprises Corp.	150,000	356
Chunghwa Telecom Co. Ltd.	96,000	356
Formosa Plastics Corp.	111,000	354
E.Sun Financial Holding Co. Ltd.	391,108	347
China Steel Corp.	416,000	319
ASE Technology Holding Co. Ltd.	128,000	317
Delta Electronics Inc.	69,000	317
Mega Financial Holding Co. Ltd.	303,000	301
Nan Ya Plastics Corp.	122,000	286
CTBC Financial Holding Co. Ltd.	391,000	280
First Financial Holding Co. Ltd.	358,200	269
Taiwan Cement Corp.	196,497	267
Hua Nan Financial Holdings Co. Ltd.	367,366	261
Taiwan Cooperative Financial Holding Co. Ltd.	375,720	256
Cathay Financial Holding Co. Ltd.	186,052	254
Formosa Chemicals & Fibre Corp.	85,000	243
Quanta Computer Inc.	117,000	231
Taishin Financial Holding Co. Ltd.	423,983	198
Pou Chen Corp.	150,000	195
Hotai Motor Co. Ltd.	9,000	176
Lite-On Technology Corp.	111,000	176
Foxconn Technology Co. Ltd.	80,000	175
United Microelectronics Corp.	353,000	173
Catcher Technology Co. Ltd.	19,000	155
Shin Kong Financial Holding Co. Ltd.	458,206	151
WPG Holdings Ltd.	120,680	150
Ruentex Development Co. Ltd.	97,000	145
Far EasTone Telecommunications Co. Ltd.	58,000	139
Powertech Technology Inc.	45,000	139
Bank of Kaohsiung Co. Ltd.	375,291	121
Novatek Microelectronics Corp.	16,000	117

Synnex Technology International Corp.	95,000	115
SinoPac Financial Holdings Co. Ltd.	263,000	111
* AGV Products Corp.	480,000	110
Yuanta Financial Holding Co. Ltd.	168,000	109
Yageo Corp.	10,000	108
Win Semiconductors Corp.	10,000	99
Innolux Corp.	382,000	99
* China Life Insurance Co. Ltd.	118,278	98
Asustek Computer Inc.	13,000	98
Cheng Shin Rubber Industry Co. Ltd.	70,000	95
Pegatron Corp.	42,000	94
Realtek Semiconductor Corp.	12,000	91
Taiwan Mobile Co. Ltd.	24,000	90
AU Optronics Corp.	312,000	90
Infortrend Technology Inc.	178,000	82
President Chain Store Corp.	8,000	80
Chang Hwa Commercial Bank Ltd.	98,560	74
Formosan Rubber Group Inc.	116,000	72
Zhen Ding Technology Holding Ltd.	16,000	70
Accton Technology Corp.	13,000	68
Walsin Technology Corp.	11,000	61
Silergy Corp.	2,000	58
Asia Cement Corp.	39,000	58
Chicony Electronics Co. Ltd.	19,000	55
Unimicron Technology Corp.	36,000	54
Chroma ATE Inc.	11,000	50
Tripod Technology Corp.	12,000	50
Sampo Corp.	73,000	48
Taiwan Fertilizer Co. Ltd.	30,000	48
Senao International Co. Ltd.	47,000	47
Feng TAY Enterprise Co. Ltd.	7,500	47
Phison Electronics Corp.	5,000	47
Compeq Manufacturing Co. Ltd.	29,000	47
Far Eastern International Bank	117,000	46
Radiant Opto-Electronics Corp.	12,000	46
Sheng Yu Steel Co. Ltd.	70,000	45
Giant Manufacturing Co. Ltd.	6,000	43
Airtac International Group	3,000	43
Sonix Technology Co. Ltd.	41,000	43
Wowprime Corp.	16,000	43
* Microbio Co. Ltd.	90,000	42
Wistron Corp.	46,000	42
Taiwan High Speed Rail Corp.	35,000	41
Inventec Corp.	55,000	41
Simplo Technology Co. Ltd.	4,000	40
China Metal Products	39,000	40
Winbond Electronics Corp.	69,000	39
Formosa Taffeta Co. Ltd.	35,000	39
Eclat Textile Co. Ltd.	3,000	39
YC INOX Co. Ltd.	45,000	38
China Development Financial Holding Corp.	120,000	38
Acer Inc.	64,000	38
Lingsen Precision Industries Ltd.	129,000	38
* Silicon Integrated Systems Corp.	141,000	37
Tong Hsing Electronic Industries Ltd.	9,000	37
Test Rite International Co. Ltd.	55,000	37
Syncmold Enterprise Corp.	13,000	37

Wah Lee Industrial Corp.	20,000	37
Tung Ho Steel Enterprise Corp.	50,000	37
Taichung Commercial Bank Co. Ltd.	94,404	37
Yieh Phui Enterprise Co. Ltd.	122,300	37
Elite Semiconductor Memory Technology Inc.	35,000	36
Taiwan Surface Mounting Technology Corp.	10,000	36
Nan Kang Rubber Tire Co. Ltd.	23,000	36
* Concord Securities Co. Ltd.	133,000	36
Hiwin Technologies Corp.	4,120	35
* Tatung Co. Ltd.	48,000	35
King's Town Bank Co. Ltd.	32,000	34
Tyntek Corp.	76,000	34
* Etron Technology Inc.	111,000	34
Macronix International	31,000	34
TXC Corp.	25,000	34
Micro-Star International Co. Ltd.	12,000	33
Globalwafers Co. Ltd.	3,000	33
D-Link Corp.	78,000	32
FSP Technology Inc.	47,000	32
Far Eastern Department Stores Ltd.	36,000	31
Faraday Technology Corp.	17,000	31
FocalTech Systems Co. Ltd.	36,000	31
Vanguard International Semiconductor Corp.	13,000	30
Nanya Technology Corp.	13,000	30
King Yuan Electronics Co. Ltd.	25,000	30
Supreme Electronics Co. Ltd.	31,000	30
Walsin Lihwa Corp.	64,000	30
KEE TAI Properties Co. Ltd.	71,000	29
Sunplus Technology Co. Ltd.	69,000	29
Chunghwa Precision Test Tech Co. Ltd.	1,000	29
Genius Electronic Optical Co. Ltd.	2,158	29
Merida Industry Co. Ltd.	5,000	29
Poya International Co. Ltd.	2,000	28
China Petrochemical Development Corp.	88,200	28
ASPEED Technology Inc.	1,000	28
Gloria Material Technology Corp.	46,000	28
Foxsemicon Integrated Technology Inc.	5,000	27
ITEQ Corp.	6,000	27
Advanced International Multitech Co. Ltd.	20,000	27
Chipbond Technology Corp.	13,000	27
International CSRC Investment Holdings Co.	25,990	26
Sino-American Silicon Products Inc.	9,000	26
Taiwan Paiho Ltd.	10,000	25
Qisda Corp.	35,000	25
Hsin Kuang Steel Co. Ltd.	27,000	25
International Games System Co. Ltd.	2,000	24
Voltronic Power Technology Corp.	1,050	24
Eternal Materials Co. Ltd.	28,000	24
TCI Co. Ltd.	2,297	24
* Dynamic Electronics Co. Ltd.	39,000	24
Dynapack International Technology Corp.	11,000	23
Global Mixed Mode Technology Inc.	6,000	23
Sinbon Electronics Co. Ltd.	6,000	23
CyberTAN Technology Inc.	38,000	23
YFY Inc.	53,000	23
* PharmaEssentia Corp.	6,000	22
Taiwan Union Technology Corp.	5,000	22

Advanced Wireless Semiconductor Co.	6,000	22
Huaku Development Co. Ltd.	7,000	22
Jess-Link Products Co. Ltd.	20,000	21
Weltrend Semiconductor	25,000	21
Goldsun Building Materials Co. Ltd.	48,000	21
Cyberlink Corp.	6,000	21
* Unity Opto Technology Co. Ltd.	90,000	21
* Phihong Technology Co. Ltd.	68,000	21
E Ink Holdings Inc.	20,000	21
Clevo Co.	17,000	21
Taiwan Cogeneration Corp.	22,000	21
* Asia Pacific Telecom Co. Ltd.	79,000	21
Unitech Printed Circuit Board Corp.	18,000	21
Ichia Technologies Inc.	36,000	21
Merry Electronics Co. Ltd.	4,000	21
AcBel Polytech Inc.	26,000	20
Elite Material Co. Ltd.	5,000	20
Lotes Co. Ltd.	2,000	20
Sercomm Corp.	8,000	20
Parade Technologies Ltd.	1,000	20
WT Microelectronics Co. Ltd.	14,000	20
Topco Scientific Co. Ltd.	6,000	20
Evergreen International Storage & Transport Corp.	42,000	19
Jentech Precision Industrial Co. Ltd.	3,000	19
Nien Hsing Textile Co. Ltd.	27,000	19
Taiwan Business Bank	46,200	19
Grape King Bio Ltd.	3,000	19
Taiyen Biotech Co. Ltd.	18,000	19
ASMedia Technology Inc.	1,000	19
Huang Hsiang Construction Corp.	15,000	19
Test Research Inc.	11,000	18
momo.com Inc.	2,000	18
Nien Made Enterprise Co. Ltd.	2,000	18
TA Chen Stainless Pipe	19,000	18
Taiwan PCB Techvest Co. Ltd.	15,000	18
Hong Pu Real Estate Development Co. Ltd.	25,000	18
* HannsTouch Solution Inc.	40,000	18
IEI Integration Corp.	10,000	17
United Integrated Services Co. Ltd.	3,000	17
Global Brands Manufacture Ltd.	31,000	17
Eva Airways Corp.	36,932	17
Posiflex Technology Inc.	5,000	17
Globe Union Industrial Corp.	28,000	17
China Airlines Ltd.	56,000	17
* Gemtek Technology Corp.	20,000	16
Shin Zu Shing Co. Ltd.	4,000	16
Sincere Navigation Corp.	30,900	16
China Steel Chemical Corp.	4,000	16
St. Shine Optical Co. Ltd.	1,000	16
Taiwan Glass Industry Corp.	42,000	16
Soft-World International Corp.	6,000	16
Li Peng Enterprise Co. Ltd.	67,000	15
Iron Force Industrial Co. Ltd.	4,000	15
Kinik Co.	7,000	15
CHC Healthcare Group	11,000	15
Kindom Development Co. Ltd.	15,000	15
Standard Foods Corp.	7,000	15

* PChome Online Inc.	4,000	15
Adlink Technology Inc.	10,000	15
Yulon Finance Corp.	4,000	15
Taiwan TEA Corp.	28,000	15
Bizlink Holding Inc.	2,000	15
Kuo Toong International Co. Ltd.	24,330	15
Namchow Holdings Co. Ltd.	9,000	15
Hu Lane Associate Inc.	6,000	15
Alpha Networks Inc.	20,000	15
Rich Development Co. Ltd.	43,000	15
* Yeong Guan Energy Technology Group Co. Ltd.	7,000	14
Aten International Co. Ltd.	5,000	14
Darwin Precisions Corp.	29,000	14
Lite-On Semiconductor Corp.	11,000	14
* OBI Pharma Inc.	3,000	14
Flytech Technology Co. Ltd.	6,000	14
* Shining Building Business Co. Ltd.	39,000	14
Run Long Construction Co. Ltd.	7,000	13
Teco Electric and Machinery Co. Ltd.	15,000	13
Chung Hwa Pulp Corp.	44,000	13
* XinTec Inc.	6,000	13
Wei Chuan Foods Corp.	16,000	13
Asia Optical Co. Inc.	5,000	13
Chung-Hsin Electric & Machinery Manufacturing Corp.	18,000	13
Pixart Imaging Inc.	3,000	13
Zinwell Corp.	19,000	13
Brogent Technologies Inc.	2,100	12
China Electric Manufacturing Corp.	34,000	12
Pan-International Industrial Corp.	15,000	12
King Slide Works Co. Ltd.	1,000	12
Johnson Health Tech Co. Ltd.	4,000	12
Taiwan Secom Co. Ltd.	4,000	12
Formosa International Hotels Corp.	2,000	11
FLEXium Interconnect Inc.	3,000	11
Firich Enterprises Co. Ltd.	9,000	11
Tong-Tai Machine & Tool Co. Ltd.	20,000	11
IBF Financial Holdings Co. Ltd.	30,300	11
Epistar Corp.	10,000	11
Makalot Industrial Co. Ltd.	2,100	10
Ruentex Industries Ltd.	4,200	10
eMemory Technology Inc.	1,000	10
HTC Corp.	9,000	10
Chin-Poon Industrial Co. Ltd.	10,000	10
Yulon Motor Co. Ltd.	16,000	10
Advanced Ceramic X Corp.	1,000	10
Cathay Real Estate Development Co. Ltd.	14,000	10
Pharmally International Holding Co. Ltd.	1,282	9
Sanyang Motor Co. Ltd.	13,000	9
* Unizyx Holding Corp.	14,000	9
Elan Microelectronics Corp.	3,000	9
Global Unichip Corp.	1,000	9
Toung Loong Textile Manufacturing	6,000	9
Charoen Pokphand Enterprise	4,000	9
Cub Elecparts Inc.	1,049	8
LandMark Optoelectronics Corp.	1,000	8
* Taiwan Land Development Corp.	29,000	8
Yungtay Engineering Co. Ltd.	4,000	8

Sunny Friend Environmental Technology Co. Ltd.	1,000	8
Chlitina Holding Ltd.	1,000	8
Visual Photonics Epitaxy Co. Ltd.	2,000	8
Mercuries & Associates Holding Ltd.	11,000	8
Egis Technology Inc.	1,000	8
Hota Industrial Manufacturing Co. Ltd.	2,000	7
Tong Yang Industry Co. Ltd.	5,000	7
Chaun-Choung Technology Corp.	1,000	7
General Interface Solution Holding Ltd.	2,000	7
Ginko International Co. Ltd.	1,000	7
Great Wall Enterprise Co. Ltd.	5,250	7
Sporton International Inc.	1,000	7
ChipMOS Technologies Inc.	6,000	7
Arcadyan Technology Corp.	2,123	7
Gigabyte Technology Co. Ltd.	4,000	7
* Mercuries Life Insurance Co. Ltd.	17,000	7
Asia Vital Components Co. Ltd.	5,000	7
Mitac Holdings Corp.	6,900	6
* United Renewable Energy Co. Ltd.	27,000	6
Chilisin Electronics Corp.	2,000	6
Lung Yen Life Service Corp.	3,000	6
Primax Electronics Ltd.	3,000	6
Career Technology MFG. Co. Ltd.	5,150	6
Lien Hwa Industrial Holdings Corp.	5,250	6
* Federal Corp.	14,000	6
Cheng Uei Precision Industry Co. Ltd.	4,000	6
Cheng Loong Corp.	9,000	6
Sitronix Technology Corp.	1,000	6
Ability Enterprise Co. Ltd.	10,000	5
Wafer Works Corp.	5,000	5
Everlight Electronics Co. Ltd.	5,000	5
Wan Hai Lines Ltd.	9,000	5
* CMC Magnetics Corp.	16,114	5
Li Cheng Enterprise Co. Ltd.	3,252	5
* Via Technologies Inc.	5,000	5
Coretronic Corp.	4,000	5
BES Engineering Corp.	20,000	5
Wistron NeWeb Corp.	2,000	5
Taiwan Semiconductor Co. Ltd.	3,000	5
Pan Jit International Inc.	5,400	5
Shinkong Synthetic Fibers Corp.	12,000	5
Center Laboratories Inc.	2,299	5
Getac Technology Corp.	3,000	5
WUS Printed Circuit Co. Ltd.	3,600	4
* Grand Pacific Petrochemical	7,000	4
* Medigen Biotechnology Corp.	2,000	4
China Motor Corp.	3,200	4
TaiDoc Technology Corp.	1,000	4
Quanta Storage Inc.	3,000	4
Gourmet Master Co. Ltd.	1,000	4
SDI Corp.	2,000	4
Radium Life Tech Co. Ltd.	10,200	4
* Roo Hsing Co. Ltd.	10,000	4
Longchen Paper & Packaging Co. Ltd.	9,000	4
* Lotus Pharmaceutical Co. Ltd.	1,000	4
Nan Ya Printed Circuit Board Corp.	2,000	3
* Ritek Corp.	14,000	3

Swancor Holding Co. Ltd.	1,000	3
* Tung Thih Electronic Co. Ltd.	1,000	2
		23,539
Thailand (1.0%)
Siam Cement PCL (Foreign)	28,100	354
CP ALL PCL (Foreign)	131,400	331
Kasikornbank PCL (Foreign)	62,500	321
Siam Commercial Bank PCL (Foreign)	77,500	310
Airports of Thailand PCL (Foreign)	116,300	291
Advanced Info Service PCL (Foreign)	29,400	206
Minor International PCL (Foreign)	147,000	187
Home Product Center PCL	334,600	183
Energy Absolute PCL (Foreign)	108,400	153
* CP ALL PCL (Local)	58,300	147
Central Pattana PCL (Foreign)	68,400	141
Krung Thai Bank PCL (Foreign)	251,900	137
* Siam Commercial Bank PCL (Local)	31,700	127
* Minor International PCL	97,200	124
Airports of Thailand PCL	46,500	116
Bangkok Dusit Medical Services PCL (Foreign)	134,600	110
* Intouch Holdings PCL	53,100	103
Kasikornbank PCL	19,700	101
Kiatnakin Bank (Foreign)	44,500	101
Gulf Energy Development PCL (Foreign)	17,800	98
* Bangkok Dusit Medical Services PCL	114,700	93
* PTT Global Chemical PCL	40,300	72
Sino-Thai Engineering & Construction PCL	144,400	70
BTS Group Holdings PCL	150,600	68
Digital Telecommunications Infrastructure Fund	109,863	61
Intouch Holdings PCL (Foreign)	30,178	59
Tisco Financial Group PCL (Foreign)	18,000	58
Indorama Ventures PCL	48,800	56
* Advanced Info Service PCL (Local)	7,800	55
PTT Global Chemical PCL (Foreign)	27,700	49
Bangkok Bank PCL (Foreign)	7,800	46
TMB Bank PCL	856,624	45
Thanachart Capital PCL	23,000	42
Bangkok Expressway & Metro PCL	116,500	42
Krungthai Card PCL	28,600	39
Charoen Pokphand Foods PCL (Foreign)	42,000	38
WHA Corp. PCL	271,500	38
IRPC PCL (Foreign)	295,700	34
Robinson PCL	14,300	31
Srisawad Corp. PCL	14,300	30
B Grimm Power PCL	16,700	29
True Corp. PCL	197,700	29
Bumrungrad Hospital PCL (Foreign)	6,400	29
* Global Power Synergy PCL	9,300	25
Supalai PCL	42,200	24
* Kiatnakin Bank	10,400	24
Total Access Communication PCL (Foreign)	13,200	23
* Osotspa PCL	16,600	23
* Muangthai Capital PCL	11,000	22
Asian Property Development PCL (Foreign)	88,200	20
Central Plaza Hotel PCL	21,400	20
* Thai Vegetable Oil PCL	23,000	20
Electricity Generating PCL (Foreign)	1,700	19

Jasmine Broadband Internet Infrastructure Fund	54,472	18
Jasmine International PCL	102,300	18
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust	29,700	17
VGI PCL	51,200	17
Thoresen Thai Agencies PCL	113,700	17
* Siam Cement PCL	1,200	15
* GFPT PCL	36,300	15
Global Power Synergy PCL (Foreign)	5,392	15
CK Power PCL	71,400	13
BTS Rail Mass Transit Growth Infrastructure Fund	35,600	12
Intouch Holdings PCL NVDR	5,900	11
* Central Pattana PCL	5,200	11
Delta Electronics Thailand PCL	6,700	10
* Krung Thai Bank PCL	18,800	10
* Gulf Energy Development PCL	1,700	9
* Energy Absolute PCL	5,900	8
Carabao Group PCL (Foreign)	2,800	8
* Thai Airways International PCL (Foreign)	33,800	8
Muangthai Capital PCL (Foreign)	3,700	7
* Super Energy Corp. PCL	387,600	7
Star Petroleum Refining PCL	20,600	7
Siam Global House PCL	11,100	6
* Precious Shipping PCL	24,700	6
* PTG Energy PCL	9,000	6
KCE Electronics PCL	8,300	5
* Thaifoods Group PCL	33,800	5
Hana Microelectronics PCL (Foreign)	4,900	5
* Univentures PCL	23,700	5
Esso Thailand PCL	18,500	5
* Thaicom PCL (Foreign)	31,500	4
* U City PCL	64,000	4
Sri Trang Agro-Industry PCL	12,400	4
* Taokaenoi Food & Marketing PCL	10,700	4
* BCPG PCL	6,000	3
* Thaicom PCL	25,100	3
* BEC World PCL	15,000	3
* Unique Engineering & Construction PCL	10,700	3
* Carabao Group PCL	900	3
* Beauty Community PCL	33,200	2
* Workpoint Entertainment PCL	3,100	1
* BEC World PCL (Foreign)	7,000	1
* Bangkok Airways PCL	6,200	1
Univentures PCL (Foreign)	5,000	1
Beauty Community PCL (Foreign)	14,500	1
Unique Engineering & Construction PCL (Foreign)	3,000	1
Taokaenoi Food & Marketing PCL (Foreign)	2,000	1
* Minor International PCL Warrants Exp. 12/31/2021	3,645	—
Thaifoods Group PCL (Foreign)	2,000	—
Bangkok Airways PCL (Foreign)	1,000	—
		5,310
Turkey (0.2%)
* Tat Gida Sanayi AS	192,160	193
* Akbank T.A.S.	55,094	74
Tupras Turkiye Petrol Rafinerileri AS	3,123	67
KOC Holding AS	16,187	56
* Turkiye Garanti Bankasi AS	32,030	56
* Logo Yazilim Sanayi Ve Ticaret AS	3,800	35

	Eregli Demir ve Celik Fabrikalari TAS	23,491	33
*	Aksa Enerji Uretim AS Class B	51,214	33
	Haci Omer Sabanci Holding AS (Bearer)	17,735	28
*	Konya Cimento Sanayii AS	651	27
*	Zorlu Enerji Elektrik Uretim AS	109,551	26
*	Turk Hava Yollari AO	10,282	24
*	Sok Marketler Ticaret AS	13,618	24
*,2 Mavi Giyim Sanayi Ve Ticaret AS Class B		2,923	23
*	Koza Altin Isletmeleri AS	1,798	23
*	Koza Anadolu Metal Madencilik Isletmeleri AS	14,046	22
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	19,353	21
*	Petkim Petrokimya Holding AS	32,626	20
	Coca-Cola Icecek AS	3,293	20
	Aygaz AS	8,618	18
	Aksigorta AS	17,334	17
*	Yapi ve Kredi Bankasi AS	39,311	16
*	Turkiye Is Bankasi AS	15,178	16
*	Is Gayrimenkul Yatirim Ortakligi AS	58,322	11
	Tekfen Holding AS	3,446	11
*	Pegasus Hava Tasimaciligi AS	741	9
	TAV Havalimanlari Holding AS	1,847	9
	Ford Otomotiv Sanayi AS	719	8
*	Turkiye Vakiflar Bankasi TAO	8,334	7
	Tofas Turk Otomobil Fabrikasi AS	1,547	7
	Ulker Biskuvi Sanayi AS	1,628	6
	Turkiye Sise ve Cam Fabrikalari AS	5,701	5
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	11,830	5
*	Arcelik AS	1,329	5
	Soda Sanayii AS	3,606	4
			959
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	115,423	476
	Abu Dhabi Commercial Bank PJSC	87,753	180
	Emirates Telecommunications Group Co. PJSC	27,904	124
*	Air Arabia PJSC	120,171	47
	DP World plc	3,013	38
	Abu Dhabi Islamic Bank PJSC	17,792	25
*	Eshraq Properties Co. PJSC	188,516	18
*	RAK Properties PJSC	147,004	17
*	Dubai Financial Market PJSC	62,719	16
*	DXB Entertainments PJSC	265,832	15
	Arabtec Holding PJSC	40,224	13
			969
United Kingdom (9.3%)
	AstraZeneca plc	39,827	3,848
	GlaxoSmithKline plc	144,759	3,289
	Unilever plc	31,707	1,878
	Lloyds Banking Group plc	2,089,562	1,647
	Vodafone Group plc	808,000	1,600
	Reckitt Benckiser Group plc	18,862	1,481
	Prudential plc	78,115	1,386
	RELX plc	56,195	1,360
	Compass Group plc	49,054	1,202
	Barclays plc	516,204	1,141
^	National Grid plc	96,798	1,113
	Experian plc	28,025	930

Tesco plc	307,240	911
CRH plc	23,148	884
London Stock Exchange Group plc	9,286	826
Standard Chartered plc	83,605	752
Ferguson plc	7,495	653
Legal & General Group plc	178,560	648
Smith & Nephew plc	28,753	642
BT Group plc	257,417	637
Aviva plc	115,082	600
WPP plc	41,409	535
Ashtead Group plc	15,987	485
Informa plc	45,162	462
Sage Group plc	45,928	447
3i Group plc	32,071	444
Halma plc	15,800	430
Segro plc	36,383	420
Next plc	4,797	419
Royal Bank of Scotland Group plc	142,831	418
Rightmove plc	50,953	411
SSE plc	24,059	405
Rentokil Initial plc	69,632	400
Persimmon plc	11,909	394
Burberry Group plc	13,879	378
Spirax-Sarco Engineering plc	3,218	371
Associated British Foods plc	11,097	369
Smiths Group plc	16,808	361
Standard Life Aberdeen plc	85,016	348
2 Auto Trader Group plc	47,565	346
Barratt Developments plc	39,761	343
Bunzl plc	12,475	342
Mondi plc	15,801	342
Whitbread plc	5,591	332
DCC plc	3,854	329
St. James's Place plc	22,228	313
Berkeley Group Holdings plc	5,271	312
Smurfit Kappa Group plc	8,783	310
Taylor Wimpey plc	136,346	307
Land Securities Group plc	24,524	304
Croda International plc	4,674	301
RSA Insurance Group plc	41,016	292
ITV plc	152,637	286
* Ocado Group plc	16,633	285
Bellway plc	6,480	280
Phoenix Group Holdings plc	28,943	279
Wm Morrison Supermarkets plc	108,558	278
Johnson Matthey plc	7,425	276
Admiral Group plc	9,925	274
Kingfisher plc	101,015	274
DS Smith plc	54,640	269
Intermediate Capital Group plc	13,529	267
Derwent London plc	5,472	262
British Land Co. plc	34,884	260
Coca-Cola HBC AG	7,624	254
United Utilities Group plc	22,977	254
Direct Line Insurance Group plc	63,877	252
Spectris plc	6,951	252
Pearson plc	29,703	249

Tate & Lyle plc	26,129	247
Britvic plc	19,707	247
Severn Trent plc	8,465	246
Howden Joinery Group plc	29,988	244
SSP Group plc	28,065	244
* Just Eat plc	22,807	225
Marks & Spencer Group plc	88,771	223
Hargreaves Lansdown plc	9,253	222
Hiscox Ltd.	12,238	216
* M&G plc	69,523	212
HomeServe plc	13,334	208
Beazley plc	29,824	205
Pennon Group plc	16,029	189
Investec plc	32,614	185
J Sainsbury plc	66,084	183
Micro Focus International plc	12,301	180
Hammerson plc	30,033	115
Antofagasta plc	9,232	103
UNITE Group plc	6,267	101
Polymetal International plc	6,670	101
2 Avast plc	12,883	75
Schroders plc	1,669	71
B&M European Value Retail SA	12,727	62
IWG plc	11,629	62
easyJet plc	3,383	58
Electrocomponents plc	6,894	58
Dechra Pharmaceuticals plc	1,588	58
NMC Health plc	1,776	58
2 ConvaTec Group plc	22,997	57
WH Smith plc	1,779	56
Inchcape plc	6,654	56
JD Sports Fashion plc	5,495	54
Inmarsat plc	7,222	51
Genus plc	1,184	49
Hays plc	22,154	48
International Consolidated Airlines Group SA (London Shares)	6,675	48
Aggreko plc	4,403	47
IG Group Holdings plc	5,319	46
Great Portland Estates plc	4,278	46
UDG Healthcare plc	4,303	46
Pagegroup plc	7,381	46
Man Group PLC	23,179	45
Moneysupermarket.com Group plc	10,205	45
Grainger plc	12,196	45
Signature Aviation plc	10,681	45
Virgin Money UK plc	19,115	44
TP ICAP plc	8,767	44
Entertainment One Ltd.	6,031	43
Hikma Pharmaceuticals plc	1,750	43
Greggs plc	1,561	42
2 Sophos Group plc	5,647	41
Assura plc	41,973	41
Close Brothers Group plc	2,138	41
Savills plc	3,179	41
2 Countryside Properties plc	7,827	40
Victrex plc	1,337	40
Games Workshop Group plc	535	40

	Shaftesbury plc	3,356	39
	Grafton Group plc	3,627	39
	National Express Group plc	6,527	39
	LondonMetric Property plc	12,832	39
	Bodycote plc	3,408	38
	OneSavings Bank plc	7,678	38
	Bovis Homes Group plc	2,388	38
	Jupiter Fund Management plc	7,940	37
	Cranswick plc	917	37
	Capital & Counties Properties plc	11,716	37
	Lancashire Holdings Ltd.	3,804	37
	Paragon Banking Group plc	5,679	37
	Safestore Holdings plc	3,724	36
2	John Laing Group plc	7,379	36
	Big Yellow Group plc	2,525	36
	Domino's Pizza Group plc	8,858	35
	Royal Mail plc	13,150	35
	Essentra plc	6,453	35
	Redrow plc	3,915	33
	Cineworld Group plc	12,357	33
	Brewin Dolphin Holdings plc	7,324	33
*	Firstgroup plc	21,078	33
	St. Modwen Properties plc	5,519	33
*,2 Wizz Air Holdings plc		632	32
	Workspace Group plc	2,234	32
	Ashmore Group plc	5,163	32
2	Ascential plc	7,348	31
	Dixons Carphone plc	19,305	31
	Mediclinic International plc	5,961	30
	Softcat plc	2,041	30
	Rathbone Brothers plc	1,068	29
	Polypipe Group plc	4,577	29
2	Ibstock plc	8,512	29
	Synthomer plc	7,267	29
	Pets at Home Group plc	8,785	29
	Renishaw plc	553	28
	Marshalls plc	2,809	28
	Hill & Smith Holdings plc	1,559	27
	Rhi Magnesita NV	546	27
	Vesuvius plc	4,493	26
	Coats Group plc	28,249	26
	Greencore Group plc	8,217	26
	Computacenter plc	1,309	26
	Daily Mail & General Trust plc	2,396	26
	Centamin plc	16,724	24
	Crest Nicholson Holdings plc	4,638	23
	Go-Ahead Group plc	813	23
	Provident Financial plc	4,090	23
	AG Barr plc	2,978	23
	Plus500 Ltd.	2,245	22
	Drax Group plc	6,144	22
	KAZ Minerals plc	3,492	22
	Galliford Try plc	2,290	22
	Elementis plc	9,763	21
	Petrofac Ltd.	4,258	21
	Sanne Group plc	2,498	21
	Telecom Plus plc	1,118	19

	SIG plc			11,882	19
	Dunelm Group plc			1,737	19
	Fresnillo plc			2,428	18
2	Hastings Group Holdings plc			7,203	17
*	Just Group plc			19,181	16
	IntegraFin Holdings plc			3,144	16
	Stagecoach Group plc			9,115	16
	Saga plc			22,318	15
	Bank of Georgia Group plc			771	15
	NewRiver REIT plc			5,722	14
	Northgate plc			3,149	13
	Hochschild Mining plc			5,483	12
	TBC Bank Group plc			651	10
*,2 Aston Martin Lagonda Global Holdings plc				1,440	10
	Stobart Group Ltd.			6,172	9
	Redefine International plc			5,397	9
	Ferrexpo plc			4,560	8
	Restaurant Group plc			4,315	8
2	McCarthy & Stone plc			4,086	7
*	Metro Bank plc			2,707	7
	Hyve Group plc			5,794	6
	Keller Group plc			717	6
	TalkTalk Telecom Group plc			4,266	6
	Card Factory plc			2,673	5
	Vectura Group plc			4,791	5
2	Equiniti Group plc			2,016	5
	Mitie Group plc			2,929	5
	Superdry plc			736	5
2	Spire Healthcare Group plc			2,910	5
	Dignity plc			520	4
	International Personal Finance plc			2,012	4
	AA plc			6,577	4
	Halfords Group plc			1,656	3
*,^ Sirius Minerals plc				71,585	3
*,2 Funding Circle Holdings plc				2,197	3
*	AO World plc			1,847	2
					51,428
Total Common Stocks (Cost $518,557)					547,551
		Coupon
Temporary Cash Investments (0.8%)1
Money Market Fund (0.7%)
3,4 Vanguard Market Liquidity Fund		1.841%		40,555	4,056

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.531%	2/13/20	150	149
5	United States Treasury Bill	1.527%-1.541%	4/30/20	186	185
					334
Total Temporary Cash Investments (Cost $4,390)					4,390
Total Investments (100.1%) (Cost $522,947)					551,941
Other Assets and Liabilities-Net (-0.1%)4					(410)
Net Assets (100%)					551,531

*	Non-income-producing security.

§ Security value determined using significant unobservable inputs.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,806,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate value of these securities was $8,599,000, representing 1.6% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $3,179,000 was received for securities on loan.
5 Securities with a value of $334,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	December 2019	58	3,010	16
MSCI EAFE Index	December 2019	7	692	48
				64

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	12/30/19	USD	728	JPY	77,957	14	—
JPY—Japanese yen.
USD—U.S. dollar.

ESG International Stock ETF

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed

ESG International Stock ETF

by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	56,618	1,247	—
Common Stocks—Other	13,503	476,168	15
Temporary Cash Investments	4,056	334	—
Futures Contracts—Liabilities[1]	(38)	—	—
Forward Currency Contracts—Assets	—	14	—
Total	74,139	477,763	15
1 Represents variation margin on the last day of the reporting period.